UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-00066

American Balanced Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Michael W. Stockton

American Balanced Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Balanced Fund®
Investment portfolio
March 31, 2015
unaudited
Common stocks 65.51% Financials 11.50%	Shares	Value (000)
Wells Fargo & Co.	31,102,000	$1,691,949
Berkshire Hathaway Inc., Class A1	7,649	1,663,657
JPMorgan Chase & Co.	20,651,000	1,251,038
American Express Co.	10,030,000	783,544
ACE Ltd.	5,017,000	559,345
Citigroup Inc.	9,500,000	489,440
SunTrust Banks, Inc.	11,800,000	484,862
Capital One Financial Corp.	5,569,000	438,949
Weyerhaeuser Co.[1]	13,115,242	434,770
U.S. Bancorp	8,200,000	358,094
Goldman Sachs Group, Inc.	1,756,700	330,207
Chubb Corp.	1,500,000	151,650
Allstate Corp.	2,000,000	142,340
American Tower Corp.	1,265,000	119,100
Moody’s Corp.	1,140,000	118,332
BlackRock, Inc.	300,000	109,752
Bank of America Corp.	7,000,000	107,730
Sumitomo Mitsui Financial Group, Inc. (ADR)	8,500,000	65,790
Iron Mountain Inc.	1,325,000	48,336
Equity Residential	76,400	5,948
		9,354,833
Consumer discretionary 9.79%
Comcast Corp., Class A	36,192,500	2,043,790
Home Depot, Inc.	15,809,349	1,796,100
Amazon.com, Inc.[1]	3,941,500	1,466,632
Twenty-First Century Fox, Inc., Class A	25,216,900	853,340
Walt Disney Co.	5,220,000	547,526
VF Corp.	4,701,000	354,032
CBS Corp., Class B	4,095,000	248,280
Macy’s, Inc.	3,500,000	227,185
Time Warner Inc.	2,000,000	168,880
General Motors Co.	3,500,000	131,250
NIKE, Inc., Class B	1,305,000	130,931
		7,967,946
Information technology 8.50%
Microsoft Corp.	61,250,000	2,490,119
Texas Instruments Inc.	10,582,000	605,132
ASML Holding NV (New York registered)	4,055,401	409,717
ASML Holding NV2	1,470,405	149,825
TE Connectivity Ltd.	7,805,000	558,994
Cisco Systems, Inc.	18,250,000	502,331
Avago Technologies Ltd.	3,605,000	457,763
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	17,560,000	412,309
VeriSign, Inc.[1]	5,400,000	361,638
Google Inc., Class C1	298,000	163,304
American Balanced Fund — Page 1 of 31

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
Google Inc., Class A1	245,000	$135,901
Analog Devices, Inc.	4,715,000	297,045
Intel Corp.	7,500,000	234,525
salesforce.com, inc.[1]	1,980,000	132,284
		6,910,887
Industrials 8.15%
Boeing Co.	12,520,000	1,879,002
Lockheed Martin Corp.	6,574,037	1,334,267
Union Pacific Corp.	7,040,000	762,502
General Electric Co.	22,880,000	567,653
Parker-Hannifin Corp.	4,100,000	486,998
United Technologies Corp.	3,625,000	424,850
Cummins Inc.	2,924,400	405,439
Deere & Co.	3,610,000	316,561
Norfolk Southern Corp.	1,598,900	164,559
Caterpillar Inc.	1,300,000	104,039
General Dynamics Corp.	600,000	81,438
Rockwell Collins, Inc.	710,000	68,550
Airbus Group NV, non-registered shares[2]	461,251	29,972
		6,625,830
Consumer staples 7.61%
Philip Morris International Inc.	24,350,000	1,834,285
Coca-Cola Co.	30,413,000	1,233,247
Costco Wholesale Corp.	5,797,326	878,266
Procter & Gamble Co.	9,735,000	797,686
Nestlé SA2	6,140,000	463,567
PepsiCo, Inc.	3,407,226	325,799
Walgreens Boots Alliance, Inc.	3,000,000	254,040
CVS Health Corp.	1,771,000	182,785
Wal-Mart Stores, Inc.	1,500,000	123,375
Unilever NV	1,200,000	50,112
Colgate-Palmolive Co.	670,000	46,458
		6,189,620
Health care 7.10%
Merck & Co., Inc.	22,990,000	1,321,465
UnitedHealth Group Inc.	9,295,000	1,099,506
Pfizer Inc.	22,155,000	770,772
Bristol-Myers Squibb Co.	9,700,000	625,650
Roche Holding AG2	2,200,000	606,634
Johnson & Johnson	5,610,000	564,366
Express Scripts Holding Co.[1]	5,290,000	459,013
Baxter International Inc.	2,500,000	171,250
Gilead Sciences, Inc.[1]	860,000	84,392
Vertex Pharmaceuticals Inc.[1]	600,000	70,782
		5,773,830
Energy 4.35%
Royal Dutch Shell PLC, Class B (ADR)	9,358,000	586,747
Chevron Corp.	5,444,755	571,590
Enbridge Inc.	9,795,000	475,058
ConocoPhillips	7,575,000	471,620
Noble Energy, Inc.	6,656,429	325,499
American Balanced Fund — Page 2 of 31

unaudited
Common stocks Energy (continued)	Shares	Value (000)
Kinder Morgan, Inc.	4,420,000	$185,905
Baker Hughes Inc.	2,750,000	174,845
Phillips 66	2,180,000	171,348
Concho Resources Inc.[1]	1,475,000	170,982
Southwestern Energy Co.[1]	5,000,000	115,950
TOTAL SA2	1,400,000	69,652
TOTAL SA (ADR)	800,000	39,728
Occidental Petroleum Corp.	1,089,494	79,533
Suncor Energy Inc.	2,000,000	58,442
Transocean Ltd.	2,500,000	36,675
Chesapeake Energy Corp.	128,887	1,825
		3,535,399
Materials 3.07%
E.I. du Pont de Nemours and Co.	10,735,000	767,230
Potash Corp. of Saskatchewan Inc.	19,945,000	643,226
Dow Chemical Co.	8,625,000	413,828
Mosaic Co.	5,644,500	259,986
Nucor Corp.	4,500,000	213,885
Monsanto Co.	1,800,000	202,572
		2,500,727
Utilities 0.37%
PG&E Corp.	3,750,000	199,012
FirstEnergy Corp.	1,675,000	58,726
Exelon Corp.	1,400,000	47,054
		304,792
Telecommunication services 0.20%
AT&T Inc.	3,000,000	97,950
Verizon Communications Inc.	1,380,000	67,109
		165,059
Miscellaneous 4.87%
Other common stocks in initial period of acquisition		3,958,388
Total common stocks (cost: $33,444,634,000)		53,287,311
Preferred securities 0.01% U.S. government agency securities 0.01%
CoBank, ACB, Class E, noncumulative[3]	7,440	5,189
Total preferred securities (cost: $5,208,000)		5,189
Bonds, notes & other debt instruments 29.22% Corporate bonds & notes 10.20% Financials 3.25%	Principal amount (000)
ACE INA Holdings Inc. 2.60% 2015	$ 12,665	12,814
ACE INA Holdings Inc. 3.35% 2024	7,000	7,311
ACE INA Holdings Inc. 3.15% 2025	23,495	24,072
American Campus Communities, Inc. 3.75% 2023	7,915	8,036
American Campus Communities, Inc. 4.125% 2024	12,175	12,648
American Express Co. 6.15% 2017	22,800	25,357
American Balanced Fund — Page 3 of 31

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
American Express Credit Co. 1.55% 2017	$15,465	$15,583
American International Group, Inc. 2.30% 2019	20,680	21,008
American International Group, Inc. 3.375% 2020	12,000	12,677
American International Group, Inc. 4.125% 2024	5,000	5,423
American International Group, Inc. 3.875% 2035	23,100	23,298
American Tower Corp. 3.40% 2019	13,550	14,005
ANZ National (International) Ltd. 3.125% 2015[3]	16,500	16,657
AvalonBay Communities, Inc. 3.625% 2020	15,000	15,906
AXA SA, Series B, junior subordinated 6.379% (undated)[3,4]	6,680	7,502
Bank of America Corp., Series L, 3.625% 2016	13,820	14,162
Bank of America Corp. 3.75% 2016	21,955	22,635
Bank of America Corp. 1.25% 2017	15,000	15,031
Bank of America Corp., Series L, 2.65% 2019	30,000	30,597
Bank of America Corp. 5.625% 2020	15,500	17,890
Bank of America Corp. 4.00% 2024	12,500	13,317
Bank of America Corp. 4.00% 2025	41,615	42,240
Bank of New York Mellon Corp., Series G, 2.50% 2016	17,000	17,263
Bank of Nova Scotia 2.55% 2017	20,000	20,541
Barclays Bank PLC 2.50% 2019	11,095	11,327
Barclays Bank PLC 3.65% 2025	35,460	35,644
BB&T Corp. 1.00% 2017	15,000	14,988
BB&T Corp., Series C, 1.60% 2017	16,750	16,864
BB&T Corp. 2.45% 2020	79,600	81,027
Berkshire Hathaway Inc. 2.20% 2016	23,000	23,520
Berkshire Hathaway Inc. 2.00% 2018	16,340	16,761
Berkshire Hathaway Inc. 2.90% 2020	21,500	22,736
BNP Paribas 3.60% 2016	13,000	13,321
Boston Properties, Inc. 3.70% 2018	20,000	21,318
BPCE SA group 4.00% 2024	4,700	5,002
BPCE SA group 4.625% 2024[3]	7,200	7,402
BPCE SA group 5.15% 2024[3]	19,235	20,591
Brandywine Operating Partnership, LP 3.95% 2023	1,639	1,668
Capital One Financial Corp. 3.20% 2025	20,000	19,875
Citigroup Inc. 4.587% 2015	20,950	21,491
Citigroup Inc. 3.953% 2016	6,050	6,256
Citigroup Inc. 8.50% 2019	8,416	10,490
Citigroup Inc. 2.40% 2020	38,590	38,772
Citigroup Inc. 3.875% 2025	36,000	36,269
CME Group Inc. 5.30% 2043	6,800	8,475
CNA Financial Corp. 6.50% 2016	13,500	14,465
CNA Financial Corp. 3.95% 2024	9,910	10,290
Corporate Office Properties LP 5.25% 2024	29,480	32,132
Corporate Office Properties Trust 3.60% 2023	12,100	11,764
Credit Agricole SA 4.375% 2025[3]	13,865	14,047
Credit Suisse Group AG 3.625% 2024	38,970	40,326
DDR Corp. 3.50% 2021	7,000	7,258
DDR Corp. 3.625% 2025	30,470	30,470
Developers Diversified Realty Corp. 9.625% 2016	1,825	1,969
Developers Diversified Realty Corp. 7.875% 2020	6,365	7,942
Discover Financial Services 4.20% 2023	16,955	17,965
EPR Properties 4.50% 2025	4,460	4,543
ERP Operating LP 5.375% 2016	25,000	26,441
ERP Operating LP 4.75% 2020	12,000	13,421
ERP Operating LP 4.50% 2044	6,400	6,917
American Balanced Fund — Page 4 of 31

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Essex Portfolio L.P. 3.875% 2024	$21,515	$22,549
Essex Portfolio L.P. 3.50% 2025	33,645	34,246
Goldman Sachs Group, Inc. 3.625% 2016	46,650	47,655
Goldman Sachs Group, Inc. 2.90% 2018	15,000	15,507
Goldman Sachs Group, Inc. 2.55% 2019	66,250	67,257
Goldman Sachs Group, Inc. 2.60% 2020	24,575	24,865
Goldman Sachs Group, Inc. 5.25% 2021	20,000	22,763
Goldman Sachs Group, Inc. 5.75% 2022	20,000	23,367
Goldman Sachs Group, Inc. 3.625% 2023	7,840	8,123
Goldman Sachs Group, Inc. 3.85% 2024	14,700	15,402
Goldman Sachs Group, Inc. 3.50% 2025	31,585	32,270
HCP, Inc. 5.375% 2021	15,000	16,907
Hospitality Properties Trust 6.30% 2016	12,631	13,048
Hospitality Properties Trust 6.70% 2018	23,400	25,761
Hospitality Properties Trust 5.00% 2022	4,350	4,637
Hospitality Properties Trust 4.50% 2023	16,130	16,730
Hospitality Properties Trust 4.50% 2025	5,500	5,638
HSBC Holdings PLC 4.25% 2024	8,000	8,410
Intercontinentalexchange, Inc. 2.50% 2018	26,000	26,822
Intesa Sanpaolo SpA 5.017% 2024[3]	26,160	26,824
JPMorgan Chase & Co. 1.35% 2017	23,520	23,610
JPMorgan Chase & Co. 1.625% 2018	21,500	21,436
JPMorgan Chase & Co. 2.25% 2020	42,185	42,304
JPMorgan Chase & Co. 3.25% 2022	12,000	12,293
JPMorgan Chase & Co. 3.875% 2024	43,565	44,746
JPMorgan Chase & Co. 3.125% 2025	12,750	12,782
JPMorgan Chase & Co., Series S, junior subordinated, perpetual, 6.75% (undated)[4]	25,000	27,250
Keybank National Association 2.50% 2019	17,000	17,339
Kimco Realty Corp., Series C, 5.783% 2016	14,000	14,619
Kimco Realty Corp. 5.70% 2017	6,180	6,701
Kimco Realty Corp. 3.125% 2023	11,705	11,659
Leucadia National Corp. 5.50% 2023	830	859
Liberty Mutual Group Inc. 4.25% 2023[3]	3,000	3,201
Lloyds Banking Group PLC 2.30% 2018	7,430	7,559
Lloyds Banking Group PLC 2.40% 2020	17,895	18,073
Lloyds Banking Group PLC 4.50% 2024	17,000	17,692
MetLife Global Funding I 2.50% 2015[3]	16,000	16,159
MetLife Global Funding I 2.30% 2019[3]	31,975	32,471
Metlife, Inc. 3.60% 2024	12,375	13,094
Metlife, Inc. 4.05% 2045	11,285	11,637
Morgan Stanley 3.80% 2016	5,700	5,866
Morgan Stanley 2.375% 2019	11,500	11,593
Morgan Stanley, Series F, 3.875% 2024	27,000	28,447
Morgan Stanley 4.35% 2026	14,025	14,722
Morgan Stanley 4.30% 2045	13,420	13,967
National Australia Bank 2.40% 2019[3]	24,300	24,721
Nationwide Mutual Insurance Co. 2.531% 2024[3,4]	8,150	8,167
New York Life Global Funding 2.10% 2019[3]	15,000	15,232
New York Life Global Funding 1.95% 2020[3]	24,060	24,081
PNC Bank 2.40% 2019	14,800	15,093
PNC Financial Services Group, Inc. 3.90% 2024	23,800	24,979
PRICOA Global Funding I 1.35% 2017[3]	15,500	15,498
Prologis, Inc. 4.25% 2023	29,420	31,689
Prudential Financial, Inc. 2.30% 2018	7,595	7,760
American Balanced Fund — Page 5 of 31

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Prudential Financial, Inc. 3.50% 2024	$25,300	$25,947
QBE Insurance Group Ltd. 2.40% 2018[3]	19,300	19,500
Rabobank Nederland 2.25% 2019	15,000	15,271
Rabobank Nederland 4.625% 2023	34,640	37,515
Scentre Group 2.375% 2019[3]	14,845	15,015
Scentre Group 3.50% 2025[3]	33,445	34,257
Select Income REIT 3.60% 2020	14,735	15,125
Select Income REIT 4.50% 2025	4,690	4,707
Simon Property Group, LP 1.50% 2018[3]	13,825	13,858
Sumitomo Mitsui Banking Corp. 2.50% 2018	12,475	12,758
Svenska Handelsbanken AB 2.25% 2019	10,000	10,153
Td Ameritrade Holding Co. 2.95% 2022	16,300	16,588
Toronto-Dominion Bank 2.375% 2016	5,725	5,872
Toronto-Dominion Bank 2.25% 2019	14,000	14,241
Unum Group 5.625% 2020	345	396
US Bancorp., Series T, 1.65% 2017	19,500	19,774
US Bancorp. 3.70% 2024	26,300	28,367
US Bank NA 2.125% 2019	30,000	30,409
WEA Finance LLC 2.70% 2019[3]	5,395	5,467
WEA Finance LLC 3.75% 2024[3]	22,800	23,628
WEA Finance LLC 4.75% 2044[3]	6,670	7,290
Wells Fargo & Co. 1.25% 2016	3,000	3,017
Wells Fargo & Co. 3.676% 2016	19,000	19,678
Wells Fargo & Co. 2.125% 2019	25,000	25,319
Wells Fargo & Co. 2.15% 2020	18,500	18,608
Wells Fargo & Co. 4.60% 2021	25,000	28,099
Wells Fargo & Co. 3.30% 2024	27,000	27,920
Westpac Banking Corp. 3.00% 2015	15,300	15,567
		2,640,146
Health care 1.31%
AbbVie Inc. 1.75% 2017	8,000	8,032
AbbVie Inc. 2.90% 2022	9,100	9,060
AbbVie Inc. 4.40% 2042	13,400	13,918
Actavis Funding SCS 3.00% 2020	26,950	27,640
Actavis Funding SCS 3.45% 2022	32,390	33,224
Actavis Funding SCS 3.80% 2025	20,750	21,441
Actavis Funding SCS 4.55% 2035	18,870	19,734
Actavis Funding SCS 4.75% 2045	4,200	4,475
Aetna Inc. 2.20% 2019	10,050	10,165
AmerisourceBergen Corp. 3.25% 2025	4,980	5,057
AmerisourceBergen Corp. 4.25% 2045	6,340	6,689
Bayer AG 2.375% 2019[3]	24,345	24,782
Bayer AG 3.00% 2021[3]	7,555	7,823
Bayer AG 3.375% 2024[3]	7,000	7,302
Becton, Dickinson and Co. 3.734% 2024	26,270	27,571
Catholic Health Initiatives, Series 2012, 1.60% 2017	2,000	2,007
Celgene Corp. 3.625% 2024	32,655	34,002
Celgene Corp. 4.625% 2044	2,400	2,564
DENTSPLY International Inc. 2.75% 2016	9,830	10,021
EMD Finance LLC 2.40% 2020[3]	24,900	25,208
EMD Finance LLC 2.95% 2022[3]	12,850	13,020
EMD Finance LLC 3.25% 2025[3]	61,200	61,943
Express Scripts Inc. 3.125% 2016	5,000	5,123
American Balanced Fund — Page 6 of 31

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Gilead Sciences, Inc. 3.05% 2016	$11,425	$11,829
Gilead Sciences, Inc. 2.35% 2020	16,000	16,451
Gilead Sciences, Inc. 3.70% 2024	9,880	10,562
Gilead Sciences, Inc. 3.50% 2025	11,710	12,384
Humana Inc. 3.15% 2022	20,000	20,159
Laboratory Corporation of America Holdings 3.20% 2022	7,240	7,340
Laboratory Corporation of America Holdings 3.60% 2025	8,835	8,889
Laboratory Corporation of America Holdings 4.70% 2045	14,205	14,682
McKesson Corp. 3.796% 2024	14,345	15,163
Medco Health Solutions, Inc. 2.75% 2015	10,095	10,182
Medtronic, Inc. 2.50% 2020[3]	14,580	14,906
Medtronic, Inc. 3.50% 2025[3]	39,900	41,799
Medtronic, Inc. 4.375% 2035[3]	18,140	19,849
Medtronic, Inc. 4.625% 2045[3]	16,325	18,553
Memorial Sloan-Kettering Cancer Center 4.20% 2055	1,500	1,527
Merck & Co., Inc. 2.75% 2025	26,945	26,981
Merck & Co., Inc. 3.70% 2045	17,075	17,204
New York Presbyterian Hospital 4.024% 2045	14,000	14,188
Novartis Capital Corp. 2.90% 2015	16,000	16,021
Novartis Capital Corp. 3.40% 2024	23,650	25,292
Pfizer Inc. 3.40% 2024	7,045	7,403
Pfizer Inc. 7.20% 2039	1,200	1,770
Pfizer Inc. 4.40% 2044	6,000	6,616
Quest Diagnostics Inc. 4.70% 2045	1,340	1,374
Roche Holdings, Inc. 2.25% 2019[3]	17,000	17,260
Roche Holdings, Inc. 2.875% 2021[3]	22,000	22,797
Roche Holdings, Inc. 3.35% 2024[3]	27,240	28,601
Thermo Fisher Scientific Inc. 1.30% 2017	15,000	15,013
Thermo Fisher Scientific Inc. 2.40% 2019	13,375	13,575
Thermo Fisher Scientific Inc. 3.30% 2022	4,550	4,673
Thermo Fisher Scientific Inc. 4.15% 2024	26,630	28,806
Trinity Health Corp 4.125% 2045	3,000	3,081
UnitedHealth Group Inc. 1.40% 2017	10,000	10,083
UnitedHealth Group Inc. 6.00% 2017	22,170	24,564
UnitedHealth Group Inc. 6.00% 2018	35,000	39,628
WellPoint, Inc. 2.25% 2019	15,500	15,586
Zimmer Holdings, Inc. 2.00% 2018	9,110	9,185
Zimmer Holdings, Inc. 2.70% 2020	12,915	13,104
Zimmer Holdings, Inc. 3.15% 2022	37,265	37,748
Zimmer Holdings, Inc. 3.55% 2025	28,030	28,623
Zimmer Holdings, Inc. 4.25% 2035	5,270	5,448
Zimmer Holdings, Inc. 4.45% 2045	25,000	26,047
		1,065,747
Consumer discretionary 1.20%
21st Century Fox America, Inc. 3.70% 2024	18,420	19,519
Amazon.com, Inc. 3.80% 2024	53,575	56,418
Amazon.com, Inc. 4.80% 2034	20,000	22,006
Amazon.com, Inc. 4.95% 2044	36,000	39,437
American Honda Finance Corp. 2.25% 2019	16,500	16,784
CBS Corp. 2.30% 2019	39,300	39,347
CBS Corp. 3.50% 2025	15,000	15,177
CBS Corp. 4.60% 2045	25,000	25,577
Comcast Corp. 6.30% 2017	16,750	18,922
American Balanced Fund — Page 7 of 31

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Comcast Corp. 3.60% 2024	$1,600	$1,719
Comcast Corp. 6.45% 2037	15,000	20,381
Comcast Corp. 4.65% 2042	5,000	5,615
Comcast Corp. 4.75% 2044	22,000	25,381
Cox Communications, Inc. 2.95% 2023[3]	4,500	4,440
DaimlerChrysler North America Holding Corp. 1.375% 2017[3]	15,125	15,138
DaimlerChrysler North America Holding Corp. 2.40% 2017[3]	12,000	12,299
DaimlerChrysler North America Holding Corp. 2.25% 2019[3]	13,000	13,141
DaimlerChrysler North America Holding Corp. 2.25% 2020[3]	32,249	32,493
DaimlerChrysler North America Holding Corp. 2.875% 2021[3]	14,900	15,405
DaimlerChrysler North America Holding Corp. 3.25% 2024[3]	7,570	7,883
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 5.15% 2042	7,100	7,459
Ford Motor Credit Co. 1.70% 2016	17,000	17,082
Ford Motor Credit Co. 2.50% 2016	13,000	13,154
Ford Motor Credit Co. 1.50% 2017	8,500	8,520
Ford Motor Credit Co. 2.145% 2018	15,485	15,668
Ford Motor Credit Co. 2.375% 2018	8,990	9,153
Ford Motor Credit Co. 2.597% 2019	50,735	51,459
Ford Motor Credit Co. 2.459% 2020	18,090	18,130
Ford Motor Credit Co. 3.219% 2022	16,000	16,362
Ford Motor Credit Co. 4.375% 2023	15,475	16,749
Ford Motor Credit Co. 3.664% 2024	17,500	18,092
General Motors Co. 4.00% 2025	6,075	6,196
General Motors Co. 5.20% 2045	11,500	12,532
General Motors Financial Co. 3.50% 2019	4,685	4,815
General Motors Financial Co. 4.375% 2021	5,500	5,866
General Motors Financial Co. 4.25% 2023	1,500	1,558
Home Depot, Inc. 2.00% 2019	47,700	48,567
Home Depot, Inc. 4.40% 2021	15,000	16,976
Home Depot, Inc. 5.95% 2041	15,000	20,106
Hyundai Capital America 2.60% 2020[3]	14,765	14,939
Johnson Controls, Inc. 1.40% 2017	10,000	9,974
NBC Universal Enterprise, Inc. 5.25% (undated)[3]	475	506
NBCUniversal Media, LLC 2.875% 2016	12,000	12,255
News America Inc. 3.00% 2022	6,000	6,082
Nordstrom, Inc. 4.00% 2021	6,245	6,790
Thomson Reuters Corp. 1.65% 2017	9,790	9,813
Thomson Reuters Corp. 6.50% 2018	20,815	23,838
Thomson Reuters Corp. 4.30% 2023	4,500	4,846
Thomson Reuters Corp. 5.65% 2043	2,000	2,382
Time Warner Cable Inc. 6.75% 2018	20,000	22,993
Time Warner Inc. 5.875% 2016	9,210	9,919
Time Warner Inc. 4.65% 2044	12,000	12,982
Toyota Motor Credit Corp. 2.125% 2019	9,450	9,607
Toyota Motor Credit Corp. 2.15% 2020	18,500	18,685
Viacom Inc. 2.75% 2019	9,995	10,163
Viacom Inc. 4.25% 2023	8,000	8,467
Viacom Inc. 3.875% 2024	13,100	13,503
Viacom Inc. 4.85% 2034	10,055	10,421
Volkswagen Group of America Finance, LLC 1.60% 2017[3]	11,600	11,707
Volkswagen Group of America Finance, LLC 2.45% 2019[3]	10,250	10,465
American Balanced Fund — Page 8 of 31

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Volkswagen International Finance NV 2.375% 2017[3]	$16,000	$16,389
Walt Disney Co. 1.10% 2017	14,255	14,269
		976,521
Energy 1.16%
Anadarko Petroleum Corp. 5.95% 2016	14,500	15,472
Anadarko Petroleum Corp. 6.45% 2036	685	853
APT Pipelines Ltd. 4.20% 2025[3]	27,300	27,683
BG Energy Capital PLC 2.50% 2015[3]	7,200	7,277
BG Energy Capital PLC 2.875% 2016[3]	8,325	8,551
Canadian Natural Resources Ltd. 5.70% 2017	11,925	12,909
Canadian Natural Resources Ltd. 3.80% 2024	1,720	1,725
Cenovus Energy Inc. 3.00% 2022	7,395	7,016
Cenovus Energy Inc. 3.80% 2023	20,710	20,600
Chevron Corp. 1.961% 2020	12,865	12,956
Chevron Corp. 2.411% 2022	5,320	5,335
ConocoPhillips 1.05% 2017	16,000	15,948
Devon Energy Corp. 2.25% 2018	12,060	12,179
Diamond Offshore Drilling, Inc. 4.875% 2043	25,530	21,511
Enbridge Energy Partners, LP 4.20% 2021	300	316
Enbridge Energy Partners, LP, Series B, 7.50% 2038	12,250	15,366
Enbridge Energy Partners, LP 5.50% 2040	15,000	15,954
Enbridge Energy Partners, LP, Series B, 6.50% 2018	12,250	13,654
Enbridge Inc. 5.60% 2017	10,000	10,729
Enbridge Inc. 4.00% 2023	45,000	45,843
EnLink Midstream Partners, LP 4.40% 2024	16,245	17,107
EnLink Midstream Partners, LP 5.05% 2045	9,405	9,605
Ensco PLC, 5.20% 2025	425	428
Enterprise Products Operating LLC 1.25% 2015	10,000	10,015
Enterprise Products Operating LLC 2.55% 2019	10,285	10,434
Enterprise Products Operating LLC 5.20% 2020	6,355	7,169
Enterprise Products Operating LLC 3.35% 2023	4,700	4,769
Enterprise Products Operating LLC 3.90% 2024	34,845	36,523
Enterprise Products Operating LLC 3.75% 2025	4,175	4,327
Exxon Mobil Corp. 0.921% 2017	15,000	15,055
Exxon Mobil Corp. 1.912% 2020	26,000	26,271
Exxon Mobil Corp. 2.397% 2022	29,500	29,813
Kinder Morgan Energy Partners, LP 6.00% 2017	18,000	19,348
Kinder Morgan Energy Partners, LP 2.65% 2019	20,000	20,049
Kinder Morgan Energy Partners, LP 3.50% 2021	3,980	4,017
Kinder Morgan Energy Partners, LP 4.15% 2022	12,855	13,256
Kinder Morgan Energy Partners, LP 4.25% 2024	13,045	13,364
Kinder Morgan Energy Partners, LP 5.40% 2044	13,135	13,660
Kinder Morgan Energy Partners, LP 5.50% 2044	8,793	9,232
Kinder Morgan, Inc. 3.05% 2019	17,150	17,339
Kinder Morgan, Inc. 4.30% 2025	25,695	26,428
Kinder Morgan, Inc. 5.30% 2034	8,205	8,503
Kinder Morgan, Inc. 5.55% 2045	21,500	22,756
Noble Corp. PLC 5.95% 2025	8,745	8,555
Petróleos Mexicanos 3.50% 2023	22,000	21,538
Petróleos Mexicanos 5.50% 2044	6,800	6,894
Petróleos Mexicanos 5.625% 2046[3]	25,290	25,791
Phillips 66 Partners LP 3.605% 2025	7,380	7,407
Shell International Finance BV 2.00% 2018	8,915	9,092
American Balanced Fund — Page 9 of 31

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Southwestern Energy Co. 4.95% 2025	$12,055	$12,285
Spectra Energy Partners, LP 4.75% 2024	7,030	7,734
Statoil ASA 3.125% 2017	16,500	17,285
Statoil ASA 2.75% 2021	5,395	5,527
Statoil ASA 3.25% 2024	1,690	1,744
Statoil ASA 4.25% 2041	6,000	6,457
StatoilHydro ASA 1.80% 2016	16,000	16,253
TC PipeLines, LP 4.375% 2025	20,235	20,476
Total Capital Canada Ltd. 1.45% 2018	10,940	10,982
Total Capital International 2.125% 2018	10,500	10,736
Total Capital International 2.10% 2019	15,000	15,227
Total Capital SA 3.00% 2015	17,000	17,099
TransCanada PipeLines Ltd. 5.00% 2043	22,000	24,794
Transocean Inc. 6.375% 2021	7,050	5,922
Williams Companies, Inc. 4.55% 2024	5,903	5,749
Williams Partners LP 4.125% 2020	3,000	3,129
Williams Partners LP 4.50% 2023	12,400	12,880
Williams Partners LP 4.30% 2024	16,170	16,164
Williams Partners LP 3.90% 2025	12,000	11,756
Williams Partners LP 4.00% 2025	4,800	4,718
Williams Partners LP 5.40% 2044	1,915	1,928
Williams Partners LP 5.10% 2045	8,230	7,967
Woodside Petroleum Ltd. 3.65% 2025[3]	12,400	12,314
		939,748
Consumer staples 0.96%
Altria Group, Inc. 9.25% 2019	5,067	6,507
Altria Group, Inc. 2.625% 2020	30,125	30,601
Altria Group, Inc. 2.95% 2023	12,000	11,971
Altria Group, Inc. 4.00% 2024	7,400	7,985
Altria Group, Inc. 9.95% 2038	13,500	23,503
Altria Group, Inc. 4.50% 2043	18,700	19,422
Altria Group, Inc. 5.375% 2044	4,000	4,697
Anheuser-Busch InBev NV 3.625% 2015	33,000	33,028
Anheuser-Busch InBev NV 1.375% 2017	16,000	16,105
Anheuser-Busch InBev NV 7.75% 2019	20,000	24,212
British American Tobacco International Finance PLC 2.125% 2017[3]	16,000	16,268
British American Tobacco International Finance PLC 9.50% 2018[3]	11,955	15,140
Coca-Cola Co. 1.50% 2015	18,970	19,103
Coca-Cola Co. 1.80% 2016	17,500	17,804
ConAgra Foods, Inc. 1.90% 2018	4,220	4,228
ConAgra Foods, Inc. 3.20% 2023	10,347	10,203
Costco Wholesale Corp. 2.25% 2022	14,010	13,968
CVS Caremark Corp. 2.25% 2019	10,960	11,140
CVS Caremark Corp. 4.00% 2023	9,800	10,642
General Mills, Inc. 2.20% 2019	9,235	9,322
Imperial Tobacco Finance PLC 2.05% 2018[3]	16,000	16,109
Imperial Tobacco Finance PLC 3.50% 2023[3]	17,000	17,291
Kraft Foods Inc. 2.25% 2017	9,725	9,904
Kraft Foods Inc. 5.375% 2020	10,472	11,920
Kraft Foods Inc. 3.50% 2022	23,285	24,130
Kroger Co. 3.85% 2023	3,655	3,902
Kroger Co. 5.00% 2042	2,500	2,856
Kroger Co. 5.15% 2043	6,800	8,063
American Balanced Fund — Page 10 of 31

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
PepsiCo, Inc. 7.90% 2018	$15,000	$18,193
Pernod Ricard SA 2.95% 2017[3]	35,500	36,525
Pernod Ricard SA 4.45% 2022[3]	9,600	10,420
Philip Morris International Inc. 3.25% 2024	24,300	24,978
Philip Morris International Inc. 4.25% 2044	6,000	6,309
Procter & Gamble Co. 1.45% 2016	13,460	13,624
Reynolds American Inc. 3.25% 2022	11,420	11,382
Reynolds American Inc. 4.85% 2023	12,000	13,282
Reynolds American Inc. 6.15% 2043	1,975	2,450
SABMiller Holdings Inc. 2.45% 2017[3]	20,245	20,691
SABMiller Holdings Inc. 2.20% 2018[3]	18,700	18,928
The JM Smucker Co. 2.50% 2020[3]	3,315	3,367
The JM Smucker Co. 3.00% 2022[3]	9,565	9,723
The JM Smucker Co. 3.50% 2025[3]	25,035	25,790
The JM Smucker Co. 4.375% 2045[3]	12,885	13,487
Tyson Foods, Inc. 3.95% 2024	10,420	11,030
Walgreens Boots Alliance, Inc. 3.30% 2021	20,000	20,620
Walgreens Boots Alliance, Inc. 3.80% 2024	24,200	25,071
Wal-Mart Stores, Inc. 2.875% 2015	11,700	11,700
Wal-Mart Stores, Inc. 2.80% 2016	19,000	19,464
Wal-Mart Stores, Inc. 3.30% 2024	19,055	20,168
Wal-Mart Stores, Inc. 4.00% 2043	2,784	2,961
Wal-Mart Stores, Inc. 4.30% 2044	6,516	7,291
WM. Wrigley Jr. Co 2.40% 2018[3]	300	306
WM. Wrigley Jr. Co 3.375% 2020[3]	30,670	32,179
		779,963
Utilities 0.82%
Alabama Power Co. 3.75% 2045	6,600	6,741
American Electric Power Co. 2.95% 2022	16,090	16,251
Berkshire Hathaway Energy Co. 2.40% 2020	13,643	13,856
Berkshire Hathaway Energy Co. 3.50% 2025	8,630	9,006
CenterPoint Energy Resources Corp. 4.50% 2021	8,751	9,781
CMS Energy Corp. 8.75% 2019	6,647	8,412
CMS Energy Corp. 5.05% 2022	8,100	9,278
CMS Energy Corp. 3.875% 2024	14,310	15,329
Consumers Energy Co., First Mortgage Bonds, 3.125% 2024	17,095	17,688
Dominion Gas Holdings LLC 2.50% 2019	17,885	18,242
Dominion Gas Holdings LLC 3.60% 2024	8,678	9,117
Duke Energy Corp. 3.95% 2023	7,000	7,654
Duke Energy Corp. 3.75% 2024	16,800	18,018
Duke Energy Progress Inc. 4.15% 2044	26,190	28,687
E.ON International Finance BV 5.80% 2018[3]	24,450	27,370
Electricité de France SA 6.95% 2039[3]	12,000	16,849
Electricité de France SA 4.875% 2044[3]	9,000	10,242
Entergy Corp. 4.70% 2017	9,600	10,097
MidAmerican Energy Co. 2.40% 2019	5,500	5,657
MidAmerican Energy Holdings Co. 5.75% 2018	15,300	17,199
MidAmerican Energy Holdings Co. 3.75% 2023	20,000	21,358
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	8,450	10,957
National Rural Utilities Cooperative Finance Corp. 2.15% 2019	18,000	18,300
National Rural Utilities Cooperative Finance Corp. 2.00% 2020	14,460	14,453
National Rural Utilities Cooperative Finance Corp. 3.40% 2023	8,000	8,494
Niagara Mohawk Power Corp. 3.508% 2024[3]	6,375	6,706
American Balanced Fund — Page 11 of 31

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Northeast Utilities 1.60% 2018	$10,000	$10,026
Northeast Utilities 3.15% 2025	8,845	8,951
Northern States Power Co. 4.125% 2044	18,000	19,790
NV Energy, Inc 6.25% 2020	10,168	12,082
Ohio Power Co., Series G, 6.60% 2033	165	221
Pacific Gas and Electric Co. 3.25% 2023	7,528	7,794
Pacific Gas and Electric Co. 3.85% 2023	21,430	22,922
Pacific Gas and Electric Co. 3.40% 2024	21,559	22,519
Pacific Gas and Electric Co. 3.75% 2024	30,000	32,017
Pacific Gas and Electric Co. 4.75% 2044	5,200	6,018
Pacific Gas and Electric Co. 4.30% 2045	8,570	9,264
PacifiCorp., First Mortgage Bonds, 5.65% 2018	2,465	2,792
PacifiCorp., First Mortgage Bonds, 3.60% 2024	18,405	19,743
PG&E Corp. 2.40% 2019	9,380	9,507
Public Service Electric and Gas Co. 2.00% 2019	10,680	10,843
Public Service Electric and Gas Co., 2.375% 2023	2,075	2,040
Public Service Electric and Gas Co., 3.05% 2024	13,425	13,838
Puget Sound Energy, Inc., First Lien, 6.50% 2020	5,750	6,921
Puget Sound Energy, Inc., First Lien, 6.00% 2021	8,400	9,931
Puget Sound Energy, Inc., First Lien, 5.625% 2022	9,050	10,544
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	14,000	14,774
Southern California Edison Co., 1.845% 2022[5]	15,425	15,516
Tampa Electric Co. 4.35% 2044	15,770	17,700
Teco Finance, Inc. 5.15% 2020	5,627	6,375
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[3,5]	1,359	1,449
Virginia Electric and Power Co., Series B, 5.95% 2017	10,000	11,122
Virginia Electric and Power Co. 3.45% 2024	6,415	6,816
Virginia Electric and Power Co. 4.45% 2044	1,195	1,350
		668,607
Telecommunication services 0.51%
AT&T Inc. 2.40% 2016	18,000	18,323
AT&T Inc. 4.30% 2042	2,319	2,220
AT&T Inc. 4.80% 2044	15,960	16,436
AT&T Inc. 4.35% 2045	9,365	9,025
British Telecommunications PLC 2.35% 2019	18,950	19,279
Deutsche Telekom International Finance BV 9.25% 2032	9,719	15,902
France Télécom 4.125% 2021	20,000	22,026
France Télécom 9.00% 2031	1,625	2,515
Orange SA 2.75% 2019	16,977	17,599
Orange SA 5.50% 2044	14,000	16,688
Telecom Italia Capital SA 6.999% 2018	4,992	5,582
Telefónica Emisiones, SAU 3.992% 2016	18,000	18,461
Telefónica Emisiones, SAU 3.192% 2018	15,000	15,653
Telstra Corp. Ltd. 3.125% 2025[2,3]	7,600	7,648
Verizon Communications Inc. 2.625% 2020	20,500	20,894
Verizon Communications Inc. 3.00% 2021	10,000	10,218
Verizon Communications Inc. 4.272% 2036[3]	74,149	73,841
Verizon Communications Inc. 6.25% 2037	20,000	24,717
Verizon Communications Inc. 4.522% 2048[3]	100,395	100,037
		417,064
American Balanced Fund — Page 12 of 31

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials 0.47%	Principal amount (000)	Value (000)
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024[5]	$10,685	$11,673
Atlas Copco AB 5.60% 2017[3]	15,905	17,358
Boeing Company 0.95% 2018	12,000	11,904
Burlington Northern Santa Fe LLC 4.90% 2044	15,000	17,195
Burlington Northern Santa Fe LLC 4.15% 2045	10,370	10,835
Canadian National Railway Co. 1.45% 2016	8,900	9,003
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016[5]	435	435
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[5]	2,262	2,367
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[5]	1,783	1,896
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[5]	5,211	5,774
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[5]	6,365	6,891
CSX Corp. 6.25% 2015	1,997	1,997
Danaher Corp. 2.30% 2016	16,795	17,159
ERAC USA Finance Co. 2.80% 2018[3]	9,900	10,195
ERAC USA Finance Co. 4.50% 2045[3]	10,000	10,159
General Electric Capital Corp., Series A, 2.25% 2015	21,500	21,726
General Electric Capital Corp. 2.95% 2016	5,305	5,440
General Electric Capital Corp. 2.30% 2017	26,100	26,788
General Electric Capital Corp. 2.45% 2017	15,000	15,459
General Electric Capital Corp., Series A, 6.00% 2019	9,000	10,524
General Electric Capital Corp. 2.20% 2020	14,630	14,801
General Electric Co. 2.70% 2022	11,000	11,207
General Electric Co. 4.125% 2042	11,000	11,660
General Electric Corp. 5.25% 2017	11,000	12,145
Norfolk Southern Corp. 5.75% 2016	7,615	7,907
Southwest Airlines Co. 2.75% 2019	11,780	12,061
Union Pacific Corp. 5.70% 2018	11,150	12,706
United Technologies Corp. 3.10% 2022	30,000	31,243
United Technologies Corp. 4.50% 2042	22,060	24,570
Volvo Treasury AB 5.95% 2015[3]	5,460	5,460
Waste Management, Inc. 2.60% 2016	8,890	9,055
Waste Management, Inc. 2.90% 2022	15,000	15,132
		382,725
Materials 0.31%
Agrium Inc. 4.125% 2035	7,820	7,780
Eastman Chemical Co. 2.70% 2020	21,000	21,327
Eastman Chemical Co. 3.80% 2025	9,800	10,184
Ecolab Inc. 3.00% 2016	9,410	9,705
Ecolab Inc. 4.35% 2021	1,000	1,103
Ecolab Inc. 5.50% 2041	1,500	1,835
Georgia-Pacific Corp. 2.539% 2019[3]	21,000	21,313
Georgia-Pacific Corp. 3.60% 2025[3]	17,000	17,462
Glencore Xstrata LLC 2.50% 2019[3]	16,000	16,022
Holcim Ltd. 5.15% 2023[3]	12,500	14,189
International Paper Co. 3.65% 2024	8,500	8,683
International Paper Co. 7.30% 2039	8,425	11,278
Monsanto Co. 3.375% 2024	10,000	10,416
Monsanto Co. 4.40% 2044	13,090	14,138
Mosaic Co. 5.625% 2043	4,000	4,769
Newcrest Finance Pty Ltd. 4.45% 2021[3]	12,625	12,428
Packaging Corp. of America 4.50% 2023	610	658
Praxair, Inc. 1.05% 2017	16,000	15,951
Praxair, Inc. 2.65% 2025	9,295	9,204
American Balanced Fund — Page 13 of 31

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Rio Tinto Finance (USA) Ltd. 2.25% 2016	$15,000	$15,299
Rio Tinto Finance (USA) Ltd. 1.625% 2017	16,000	16,095
Rohm and Haas Co. 6.00% 2017	5,003	5,537
Xstrata Canada Financial Corp. 4.95% 2021[3]	10,000	10,820
		256,196
Information technology 0.21%
International Business Machines Corp. 1.95% 2016	52,500	53,466
International Business Machines Corp. 2.00% 2016	16,000	16,199
International Business Machines Corp. 3.625% 2024	30,960	32,914
KLA-Tencor Corp. 4.65% 2024	17,000	17,888
Oracle Corp. 2.25% 2019	18,500	18,877
Oracle Corp. 2.375% 2019	17,500	17,951
Oracle Corp. 2.80% 2021	6,100	6,323
Xerox Corp. 2.75% 2019	5,000	5,096
		168,714
Total corporate bonds & notes		8,295,431
U.S. Treasury bonds & notes 7.82% U.S. Treasury 6.12%
U.S. Treasury 0.375% 2015	147,000	147,178
U.S. Treasury 1.375% 2015	70,000	70,548
U.S. Treasury 0.625% 2016	136,450	136,852
U.S. Treasury 1.50% 2016	215,000	218,027
U.S. Treasury 4.50% 2016	58,500	60,669
U.S. Treasury 0.625% 2018	700,000	693,546
U.S. Treasury 1.50% 2019	378,600	381,455
U.S. Treasury 1.625% 2019	498,250	504,538
U.S. Treasury 1.625% 2019	65,000	66,015
U.S. Treasury 1.75% 2019	382,150	389,480
U.S. Treasury 1.25% 2020	1,180,875	1,174,605
U.S. Treasury 1.375% 2020	38,375	38,384
U.S. Treasury 1.75% 2022	40,975	41,079
U.S. Treasury 1.75% 2022	21,800	21,859
U.S. Treasury 2.25% 2024	96,250	98,951
U.S. Treasury 2.00% 2025	74,000	74,468
U.S. Treasury 5.50% 2028	58,750	81,718
U.S. Treasury 5.375% 2031	20,000	28,391
U.S. Treasury 4.50% 2036	104,882	142,901
U.S. Treasury 3.125% 2043	48,025	53,604
U.S. Treasury 3.625% 2043	126,350	154,344
U.S. Treasury 3.00% 2044	24,250	26,567
U.S. Treasury 3.125% 2044	39,797	44,600
U.S. Treasury 3.625% 2044	169,875	207,752
U.S. Treasury 2.50% 2045	124,500	123,379
		4,980,910
U.S. Treasury inflation-protected securities 1.70%
U.S. Treasury Inflation-Protected Security 0.50% 2015[6]	26,965	27,020
U.S. Treasury Inflation-Protected Security 2.50% 2016[6]	59,144	62,126
U.S. Treasury Inflation-Protected Security 2.125% 2019[6]	54,435	59,925
U.S. Treasury Inflation-Protected Security 0.125% 2024[6]	55,372	55,464
U.S. Treasury Inflation-Protected Security 0.625% 2024[6]	343,908	358,869
American Balanced Fund — Page 14 of 31

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Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.25% 2025[6]	$75,330	$76,472
U.S. Treasury Inflation-Protected Security 2.375% 2025[6]	62,002	75,297
U.S. Treasury Inflation-Protected Security 1.75% 2028[6]	30,013	35,192
U.S. Treasury Inflation-Protected Security 0.75% 2042[6]	78,307	79,445
U.S. Treasury Inflation-Protected Security 0.625% 2043[6]	68,320	67,167
U.S. Treasury Inflation-Protected Security 1.375% 2044[6]	396,057	466,968
U.S. Treasury Inflation-Protected Security 0.75% 2045[6]	15,113	15,500
		1,379,445
Total U.S. Treasury bonds & notes		6,360,355
Mortgage-backed obligations 6.90%
Australia & New Zealand Banking Group Ltd. 1.00% 2016[3,5]	500	502
Australia & New Zealand Banking Group Ltd. 2.40% 2016[3,5]	750	769
Aventura Mall Trust, Series A, 3.671% 2032[3,4,5]	20,700	22,388
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[4,5]	6,500	6,782
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 2045[4,5]	4,596	4,635
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[4,5]	23,477	24,056
Banc of America Commercial Mortgage Inc., Series 2006-4, Class A-4, 5.634% 2046[5]	1,840	1,909
Banc of America Commercial Mortgage Inc., Series 2007-2, Class A-M, 5.791% 2049[4,5]	4,100	4,420
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.735% 2049[4,5]	13,569	14,494
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.43% 2051[4,5]	24,874	27,392
Bank of Montreal 2.85% 2015[3,5]	17,000	17,076
Bank of Montreal 2.625% 2016[3,5]	650	663
Bank of Montreal 1.95% 2017[3,5]	250	255
Bank of Nova Scotia 2.15% 2016[3,5]	350	357
Bank of Nova Scotia 1.75% 2017[3,5]	65,625	66,652
Bank of Nova Scotia 1.95% 2017[3,5]	200	204
Bank of Nova Scotia 2.125% 2019[5]	16,225	16,502
Barclays Bank PLC 2.50% 2015[3,5]	550	556
Barclays Bank PLC 2.25% 2017[3,5]	2,850	2,921
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PW10, Class AM, 5.449% 2040[4,5]	20,000	20,473
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class A1A, 5.571% 2038[4,5]	7,834	8,123
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-1-A, 5.65% 2050[4,5]	1,796	1,950
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[4,5]	9,665	10,452
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[4,5]	6,425	7,073
Caisse Centrale Desjardins 1.60% 2017[3,5]	600	607
Canadian Imperial Bank of Commerce 2.75% 2016[3,5]	400	407
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 2.489% 2033[4,5]	2,676	2,645
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A-4, 5.431% 2049[5]	6,352	6,683
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.396% 2044[4,5]	8,353	8,396
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[5]	20,124	21,022
COMM Mortgage Trust Series 2014-277P, Class A, 3.611% 2049[3,4,5]	26,500	28,323
Commercial Mortgage Trust, Series 2015-3BP, Class A, 3.178% 2035[3,5]	9,700	9,966
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[5]	18,763	19,926
Commercial Mortgage Trust, Series 2007-C9, Class A-1-A, 5.989% 2049[4,5]	887	962
Commonwealth Bank of Australia 0.75% 2016[3,5]	13,750	13,767
Commonwealth Bank of Australia 2.25% 2017[3,5]	675	691
Commonwealth Bank of Australia 1.875% 2018[3,5]	5,700	5,760
Commonwealth Bank of Australia 2.00% 2019[3,5]	23,500	23,776
Connecticut Avenue Securities, Series 2013-C01, Class M-1, 2.155% 2023[3,4,5]	770	781
Connecticut Avenue Securities, Series 2014-C01, Class M-1, 1.755% 2024[3,4,5]	1,652	1,660
Connecticut Avenue Securities, Series 2015-C01, Class 1-M-1, 1.674% 2025[4,5]	4,811	4,847
Credit Mutuel-CIC Home Loan SFH 1.50% 2017[3,5]	800	805
American Balanced Fund — Page 15 of 31

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Credit Suisse Group AG 2.60% 2016[3,5]	$700	$716
CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class A, 1.05% 2027[3,4,5]	5,215	5,199
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032[5]	724	782
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032[5]	468	508
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033[5]	617	662
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033[5]	1,078	1,147
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034[5]	3,599	3,708
CS First Boston Mortgage Securities Corp., Series 2006-C4, Class A1A, 5.46% 2039[5]	7,173	7,519
CS First Boston Mortgage Securities Corp., Series 2007-C3, Class A-1-A-1, 5.893% 2039[4,5]	14,899	15,965
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[4,5]	18,360	19,738
DBUBS Mortgage Trust, Series 2011-LC2A, Class A-2, 3.386% 2044[3,5]	15,381	15,754
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[3,5]	13,114	13,342
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002% 2046[3,5]	9,500	10,864
DNB ASA 1.45% 2019[3,5]	925	928
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.025% 2031[3,4,5]	15,996	16,009
Fannie Mae 11.00% 2018[5]	32	34
Fannie Mae 4.50% 2025[5]	5,941	6,405
Fannie Mae 4.50% 2025[5]	5,923	6,385
Fannie Mae 2.50% 2027[5]	33,439	34,436
Fannie Mae 2.50% 2027[5]	31,975	32,925
Fannie Mae 2.50% 2027[5]	2,335	2,403
Fannie Mae 2.50% 2027[5]	2,040	2,101
Fannie Mae 2.50% 2027[5]	1,821	1,876
Fannie Mae 2.50% 2027[5]	1,154	1,188
Fannie Mae 2.50% 2027[5]	973	1,002
Fannie Mae 2.50% 2027[5]	968	997
Fannie Mae 2.50% 2028[5]	25,735	26,487
Fannie Mae 2.50% 2028[5]	5,966	6,144
Fannie Mae 2.50% 2028[5]	2,792	2,872
Fannie Mae 2.50% 2028[5]	2,598	2,673
Fannie Mae 2.50% 2028[5]	2,546	2,620
Fannie Mae 2.50% 2028[5]	1,671	1,720
Fannie Mae 2.50% 2028[5]	1,059	1,090
Fannie Mae 2.50% 2028[5]	828	852
Fannie Mae 2.50% 2028[5]	396	407
Fannie Mae 3.00% 2029[5,7]	132,300	138,414
Fannie Mae 5.50% 2033[5]	4,341	4,903
Fannie Mae 5.50% 2033[5]	3,898	4,404
Fannie Mae 5.50% 2033[5]	449	507
Fannie Mae 4.50% 2034[5]	15,981	17,512
Fannie Mae 3.00% 2035[5]	40,420	42,074
Fannie Mae 3.00% 2035[5]	36,760	38,069
Fannie Mae 3.00% 2035[5]	29,319	30,363
Fannie Mae 3.50% 2035[5]	14,083	14,910
Fannie Mae 5.00% 2035[5]	1,699	1,898
Fannie Mae 5.50% 2035[5]	1,853	2,097
Fannie Mae 5.50% 2035[5]	994	1,128
Fannie Mae 6.50% 2035[5]	3,620	4,295
Fannie Mae 5.50% 2036[5]	385	435
Fannie Mae 5.50% 2036[5]	313	353
Fannie Mae 6.00% 2036[5]	1,150	1,317
Fannie Mae 6.00% 2037[5]	14,431	16,638
Fannie Mae 6.50% 2037[5]	3,004	3,449
Fannie Mae 6.50% 2037[5]	2,778	3,061
American Balanced Fund — Page 16 of 31

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 6.50% 2037[5]	$1,570	$1,792
Fannie Mae 7.00% 2037[5]	778	871
Fannie Mae 7.00% 2037[5]	602	674
Fannie Mae 7.00% 2037[5]	364	408
Fannie Mae 5.50% 2038[5]	840	945
Fannie Mae 6.50% 2038[5]	4,135	4,644
Fannie Mae 5.50% 2039[5]	140	158
Fannie Mae 6.00% 2039[5]	21,317	24,344
Fannie Mae 3.259% 2040[4,5]	1,329	1,420
Fannie Mae 3.577% 2040[4,5]	820	874
Fannie Mae 4.00% 2040[5]	24,162	26,139
Fannie Mae 4.00% 2040[5]	4,454	4,833
Fannie Mae 4.344% 2040[4,5]	1,220	1,296
Fannie Mae 4.50% 2040[5]	24,472	26,806
Fannie Mae 4.50% 2040[5]	20,111	22,025
Fannie Mae 4.50% 2040[5]	15,883	17,392
Fannie Mae 5.00% 2040[5]	18,858	20,995
Fannie Mae 5.00% 2040[5]	3,258	3,640
Fannie Mae 5.00% 2040[5]	2,275	2,531
Fannie Mae 5.00% 2040[5]	2,101	2,345
Fannie Mae 2.728% 2041[4,5]	776	830
Fannie Mae 3.463% 2041[4,5]	1,063	1,132
Fannie Mae 3.529% 2041[4,5]	478	504
Fannie Mae 3.546% 2041[4,5]	14,481	15,275
Fannie Mae 4.00% 2041[5]	16,252	17,587
Fannie Mae 4.00% 2041[5]	13,439	14,408
Fannie Mae 4.00% 2041[5]	12,522	13,548
Fannie Mae 4.00% 2041[5]	12,343	13,237
Fannie Mae 4.00% 2041[5]	7,889	8,486
Fannie Mae 4.00% 2041[5]	7,282	7,904
Fannie Mae 4.00% 2041[5]	4,221	4,582
Fannie Mae 4.00% 2041[5]	3,530	3,832
Fannie Mae 4.00% 2041[5]	2,380	2,588
Fannie Mae 4.50% 2041[5]	9,561	10,474
Fannie Mae 5.00% 2041[5]	3,292	3,671
Fannie Mae 5.00% 2041[5]	2,986	3,319
Fannie Mae 5.00% 2041[5]	2,903	3,239
Fannie Mae 5.00% 2041[5]	2,826	3,150
Fannie Mae 5.00% 2041[5]	2,807	3,124
Fannie Mae 5.00% 2041[5]	2,612	2,914
Fannie Mae 5.00% 2041[5]	1,722	1,914
Fannie Mae 5.00% 2041[5]	1,374	1,532
Fannie Mae 5.00% 2041[5]	845	942
Fannie Mae 5.00% 2041[5]	702	781
Fannie Mae 5.00% 2041[5]	694	779
Fannie Mae 5.00% 2041[5]	337	375
Fannie Mae 5.00% 2041[5]	301	335
Fannie Mae 5.00% 2041[5]	274	306
Fannie Mae 5.00% 2041[5]	248	277
Fannie Mae 5.00% 2041[5]	157	176
Fannie Mae 5.00% 2041[5]	71	79
Fannie Mae 5.00% 2041[5]	44	49
Fannie Mae 5.00% 2041[5]	40	44
Fannie Mae 3.50% 2042[5]	23,195	24,412
Fannie Mae 3.50% 2042[5]	6,757	7,154
American Balanced Fund — Page 17 of 31

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.00% 2042[5]	$52,616	$57,435
Fannie Mae 4.00% 2042[5]	36,407	39,515
Fannie Mae 4.00% 2042[5]	28,934	31,016
Fannie Mae 4.00% 2042[5]	26,062	28,452
Fannie Mae 4.00% 2042[5]	17,347	18,777
Fannie Mae 4.00% 2042[5]	16,291	17,461
Fannie Mae 4.00% 2042[5]	12,109	13,144
Fannie Mae 4.00% 2042[5]	10,870	11,827
Fannie Mae 4.00% 2042[5]	9,755	10,559
Fannie Mae 4.00% 2042[5]	6,622	7,229
Fannie Mae 4.00% 2042[5]	4,132	4,444
Fannie Mae 4.00% 2042[5]	3,054	3,296
Fannie Mae 4.00% 2042[5]	2,786	2,989
Fannie Mae 5.00% 2042[5]	653	729
Fannie Mae 5.00% 2042[5]	506	562
Fannie Mae 2.515% 2043[4,5]	1,311	1,347
Fannie Mae 3.00% 2043[5]	37,049	37,968
Fannie Mae 3.00% 2043[5]	36,543	37,454
Fannie Mae 3.00% 2043[5]	21,226	21,764
Fannie Mae 3.00% 2043[5]	20,383	20,881
Fannie Mae 3.00% 2043[5]	19,255	19,723
Fannie Mae 3.00% 2043[5]	16,676	17,078
Fannie Mae 3.00% 2043[5]	16,175	16,570
Fannie Mae 3.00% 2043[5]	15,789	16,188
Fannie Mae 3.00% 2043[5]	12,619	12,924
Fannie Mae 3.00% 2043[5]	10,944	11,219
Fannie Mae 3.00% 2043[5]	8,184	8,383
Fannie Mae 3.00% 2043[5]	4,705	4,821
Fannie Mae 3.00% 2043[5]	4,659	4,772
Fannie Mae 3.00% 2043[5]	4,618	4,733
Fannie Mae 3.00% 2043[5]	4,603	4,717
Fannie Mae 3.50% 2043[5]	44,368	46,674
Fannie Mae 3.50% 2043[5]	27,424	28,854
Fannie Mae 3.50% 2043[5]	19,960	20,997
Fannie Mae 3.50% 2043[5]	19,095	20,089
Fannie Mae 3.50% 2043[5]	10,420	10,962
Fannie Mae 3.50% 2043[5]	9,127	9,601
Fannie Mae 3.50% 2043[5]	8,930	9,394
Fannie Mae 3.50% 2043[5]	6,572	6,913
Fannie Mae 4.00% 2043[5]	71,643	76,623
Fannie Mae 4.00% 2043[5]	65,179	70,877
Fannie Mae 4.00% 2043[5]	18,069	19,605
Fannie Mae 4.00% 2043[5]	10,764	11,646
Fannie Mae 4.00% 2043[5]	8,598	9,197
Fannie Mae 4.00% 2043[5]	5,273	5,642
Fannie Mae 4.00% 2043[5]	4,605	4,975
Fannie Mae 4.00% 2043[5]	3,352	3,645
Fannie Mae 4.00% 2043[5]	1,074	1,168
Fannie Mae 4.00% 2043[5]	633	691
Fannie Mae 4.00% 2043[5]	634	690
Fannie Mae 4.00% 2043[5]	618	673
Fannie Mae 4.00% 2043[5]	495	540
Fannie Mae 4.00% 2043[5]	468	508
Fannie Mae 4.00% 2043[5]	134	143
Fannie Mae 4.50% 2043[5]	23,143	25,291
American Balanced Fund — Page 18 of 31

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.50% 2043[5]	$14,190	$15,477
Fannie Mae 3.50% 2044[5]	43,042	45,281
Fannie Mae 3.50% 2044[5]	27,252	28,669
Fannie Mae 3.50% 2044[5]	25,794	27,134
Fannie Mae 3.00% 2044[5,7]	2,230	2,280
Fannie Mae 3.50% 2045[5,7]	214,000	224,299
Fannie Mae 4.00% 2045[5,7]	11,195	11,971
Fannie Mae 4.50% 2045[5,7]	179,875	195,781
Fannie Mae 6.50% 2047[5]	387	434
Fannie Mae 6.50% 2047[5]	275	309
Fannie Mae 6.50% 2047[5]	82	91
Fannie Mae 6.50% 2047[5]	58	66
Fannie Mae 7.00% 2047[5]	268	305
Fannie Mae 7.00% 2047[5]	241	274
Fannie Mae 7.00% 2047[5]	223	253
Fannie Mae 7.00% 2047[5]	206	234
Fannie Mae 7.00% 2047[5]	89	102
Fannie Mae 7.00% 2047[5]	18	20
Fannie Mae, Series 2001-4, Class NA, 9.914% 2025[4,5]	13	15
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036[5]	3,449	3,838
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041[5]	288	341
Fannie Mae, Series 2001-20, Class D, 11.004% 2031[4,5]	6	6
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036[5]	1,803	1,626
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[5]	211	235
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041[5]	372	437
Fannie Mae, Series 2002-W1, Class 2A, 6.509% 2042[4,5]	424	499
Firstmac Bond Trust, Series 2014-1A, Class A2A, 0.504% 2015[3,4,5]	24,250	24,273
Freddie Mac 5.00% 2023[5]	4,141	4,506
Freddie Mac 5.00% 2023[5]	2,883	3,134
Freddie Mac 5.00% 2023[5]	1,921	2,090
Freddie Mac 5.00% 2023[5]	811	883
Freddie Mac 5.00% 2023[5]	777	846
Freddie Mac 5.00% 2023[5]	710	773
Freddie Mac 5.00% 2024[5]	5,633	6,126
Freddie Mac 6.00% 2026[5]	2,142	2,439
Freddie Mac 6.00% 2026[5]	1,786	2,037
Freddie Mac 6.00% 2026[5]	1,597	1,820
Freddie Mac 6.50% 2027[5]	1,041	1,192
Freddie Mac 6.50% 2027[5]	338	387
Freddie Mac 6.50% 2027[5]	133	153
Freddie Mac 6.50% 2028[5]	487	558
Freddie Mac 3.00% 2034[5]	71,465	73,939
Freddie Mac 3.00% 2035[5]	20,741	21,464
Freddie Mac 3.00% 2035[5]	4,320	4,471
Freddie Mac 3.00% 2035[5]	4,097	4,243
Freddie Mac 3.50% 2035[5]	40,425	42,705
Freddie Mac 3.50% 2035[5]	38,171	40,313
Freddie Mac 5.50% 2037[5]	412	462
Freddie Mac 5.50% 2037[5]	106	119
Freddie Mac 5.50% 2038[5]	358	401
Freddie Mac 5.50% 2038[5]	144	161
Freddie Mac 6.00% 2038[5]	2,396	2,721
Freddie Mac 6.00% 2038[5]	372	425
Freddie Mac 2.42% 2039[4,5]	965	1,032
Freddie Mac 5.50% 2039[5]	504	566
American Balanced Fund — Page 19 of 31

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 3.106% 2040[4,5]	$122	$130
Freddie Mac 4.50% 2040[5]	18,771	20,496
Freddie Mac 4.50% 2040[5]	755	825
Freddie Mac 2.834% 2041[4,5]	148	155
Freddie Mac 3.249% 2041[4,5]	1,562	1,658
Freddie Mac 3.401% 2041[4,5]	157	166
Freddie Mac 4.50% 2041[5]	2,381	2,603
Freddie Mac 4.50% 2041[5]	2,200	2,407
Freddie Mac 4.50% 2041[5]	985	1,079
Freddie Mac 4.50% 2041[5]	628	684
Freddie Mac 4.50% 2041[5]	474	519
Freddie Mac 4.50% 2041[5]	154	168
Freddie Mac 5.00% 2041[5]	860	963
Freddie Mac 2.575% 2042[4,5]	1,053	1,083
Freddie Mac 2.352% 2043[4,5]	8,134	8,282
Freddie Mac 4.00% 2043[5]	3,007	3,251
Freddie Mac 4.00% 2043[5]	1,733	1,873
Freddie Mac 4.00% 2043[5]	1,234	1,333
Freddie Mac 4.00% 2043[5]	1,089	1,180
Freddie Mac 4.00% 2043[5]	887	964
Freddie Mac 4.00% 2043[5]	725	786
Freddie Mac 4.00% 2043[5]	550	599
Freddie Mac 3.128% 2044[4,5]	4,114	4,278
Freddie Mac 3.50% 2045[5,7]	213,200	222,992
Freddie Mac, Series 2013-DN2, Class M-1, 1.621% 2023[4,5]	6,947	6,947
Freddie Mac, Series 2013-DN1, Class M-1, 3.571% 2023[4,5]	8,825	9,066
Freddie Mac, Series 2014-DN2, Class M-1, 1.005% 2024[4,5]	6,042	6,037
Freddie Mac, Series 2014-DN1, Class M-1, 1.171% 2024[4,5]	1,225	1,226
Freddie Mac, Series 2014-DN3, Class M-1, 1.507% 2024[4,5]	17,461	17,513
Freddie Mac, Series 2014-HQ2, Class M-1, 1.621% 2024[4,5]	17,531	17,628
Freddie Mac, Series 2014-HQ1, Class M-1, 1.807% 2024[4,5]	17,809	17,958
Freddie Mac, Series 2014-HQ3, Class M-1, 1.821% 2024[4,5]	16,807	16,907
Freddie Mac, Series 2014-DN2, Class M-2, 1.805% 2024[4,5]	11,535	11,450
Freddie Mac, Series 2014-HQ2, Class M-2, 2.368% 2024[4,5]	21,320	21,278
Freddie Mac, Series 2014-DN4, Class M-2, 2.568% 2024[4,5]	10,135	10,300
Freddie Mac, Series 2014-DN3, Class M-2, 2.557% 2024[4,5]	3,100	3,152
Freddie Mac, Series 2014-HQ1, Class M-2, 2.657% 2024[4,5]	11,100	11,269
Freddie Mac, Series 2015-DN1, Class M-1, 1.421% 2025[4,5]	11,068	11,097
Freddie Mac, Series 3312, Class PA, 5.50% 2037[5]	5,695	6,362
Freddie Mac, Series T-041, Class 3-A, 6.624% 2032[4,5]	1,893	2,183
Freddie Mac, Series 3061, Class PN, 5.50% 2035[5]	2,806	3,171
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[5]	4,589	4,370
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[5]	3,128	2,943
Freddie Mac, Series 3233, Class PA, 6.00% 2036[5]	8,119	9,227
Freddie Mac, Series 3318, Class JT, 5.50% 2037[5]	5,534	6,179
Freddie Mac, Series 3272, Class PA, 6.00% 2037[5]	4,382	4,983
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.313% 2045[4,5]	5,227	5,224
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class AM, 5.29% 2045[4,5]	8,000	8,189
Government National Mortgage Assn. 10.00% 2021[5]	128	147
Government National Mortgage Assn. 6.00% 2038[5]	13,301	15,154
Government National Mortgage Assn. 6.50% 2038[5]	6,532	7,540
Government National Mortgage Assn. 4.00% 2039[5]	2,582	2,774
Government National Mortgage Assn. 4.00% 2039[5]	2,425	2,605
Government National Mortgage Assn. 4.00% 2039[5]	1,578	1,695
Government National Mortgage Assn. 4.00% 2040[5]	16,914	18,559
American Balanced Fund — Page 20 of 31

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 4.00% 2040[5]	$13,313	$14,344
Government National Mortgage Assn. 4.00% 2040[5]	4,229	4,553
Government National Mortgage Assn. 4.00% 2040[5]	3,727	4,086
Government National Mortgage Assn. 4.00% 2040[5]	3,679	4,020
Government National Mortgage Assn. 4.00% 2040[5]	2,473	2,663
Government National Mortgage Assn. 4.00% 2040[5]	1,853	1,996
Government National Mortgage Assn. 4.00% 2041[5]	30,318	32,657
Government National Mortgage Assn. 4.00% 2041[5]	4,051	4,362
Government National Mortgage Assn. 4.00% 2041[5]	2,333	2,511
Government National Mortgage Assn. 4.00% 2041[5]	521	561
Government National Mortgage Assn. 4.00% 2044[5]	165,693	177,748
Government National Mortgage Assn. 4.00% 2044[5]	108,490	115,826
Government National Mortgage Assn. 4.00% 2044[5]	19,855	21,198
Government National Mortgage Assn. 3.50% 2045[5,7]	355,525	372,357
Government National Mortgage Assn. 4.00% 2045[5,7]	255,775	272,286
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.014% 2038[4,5]	21,818	22,625
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-1-A, 6.014% 2038[4,5]	2,419	2,513
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-1-A, 5.426% 2039[5]	4,366	4,649
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[5]	38,708	40,878
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049[5]	34,109	37,151
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A-4, 5.56% 2039[5]	11,424	12,004
GS Mortgage Securities Corp. II, Series 2011-GC3, Class A-2, 3.645% 2044[3,5]	2,294	2,334
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A-1-A, 5.989% 2045[4,5]	3,022	3,273
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[3,5]	14,110	14,152
Hilton USA Trust, Series 2013-HLF-BFX, 3.367% 2030[3,5]	4,000	4,060
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2014-INN, Class A, 1.074% 2029[3,4,5]	8,000	7,990
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP6, Class A-1-A, 5.471% 2043[4,5]	3,702	3,824
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-1-A, 5.811% 2043[4,5]	1,439	1,499
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.814% 2043[4,5]	5,063	5,258
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.057% 2045[4,5]	16,835	17,380
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 2046[3,5]	11,560	11,821
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[3,5]	8,628	8,848
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A-1-A, 5.431% 2047[4,5]	5,122	5,433
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A-1-A, 5.439% 2049[5]	5,731	6,140
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-1-A, 5.885% 2049[4,5]	36,408	39,089
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.885% 2049[4,5]	32,990	35,554
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051[5]	19,333	20,591
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-1-A, 5.85% 2051[4,5]	11,104	12,075
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045[5]	29,735	31,006
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-3, 5.336% 2047[5]	9,859	10,392
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-M, 5.372% 2047[5]	10,596	11,030
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[3,5]	12,041	13,501
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 6.065% 2044[4,5]	6,425	6,996
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A1A, 5.641% 2039[4,5]	8,901	9,192
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-1-A, 5.387% 2040[5]	42,002	45,098
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040[5]	28,125	30,017
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[4,5]	2,675	2,832
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[4,5]	24,060	26,076
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.369% 2045[4,5]	11,575	12,845
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 6.029% 2050[4,5]	8,000	8,615
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class A-1-A, 5.868% 2046[4,5]	9,524	9,943
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 6.077% 2049[4,5]	10,000	10,853
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2021[3,5]	19,870	21,001
American Balanced Fund — Page 21 of 31

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[5]	$20,615	$21,786
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044[5]	4,500	4,799
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 6.104% 2049[4,5]	23,214	25,229
National Australia Bank 2.00% 2017[3,5]	500	510
National Australia Bank 1.25% 2018[3,5]	14,120	14,079
National Australia Bank 2.00% 2019[3,5]	4,925	4,999
National Australia Bank 2.125% 2019[3,5]	11,000	11,141
National Bank of Canada 2.20% 2016[3,5]	600	613
Norddeutsche Landesbank 2.00% 2019[3,5]	5,400	5,489
Nordea Eiendomskreditt AS 2.125% 2017[3,5]	700	714
Northern Rock PLC 5.625% 2017[3,5]	2,025	2,220
Pepper Residential Securities Trust, Series 2013-1A, Class A-U2, 0.455% 2015[3,4,5]	25,000	25,026
Royal Bank of Canada 1.125% 2016[5]	1,000	1,006
Royal Bank of Canada 2.00% 2019[5]	3,550	3,636
Royal Bank of Canada 2.20% 2019[5]	37,700	38,431
Royal Bank of Canada 1.875% 2020[5]	31,650	31,746
Skandinaviska Enskilda 1.375% 2018[3,5]	950	951
Sparebank 1 Boligkreditt AS 2.625% 2017[3,5]	400	409
Sparebank 1 Boligkreditt AS 2.30% 2018[3,5]	750	770
Sparebank 1 Boligkreditt AS 1.25% 2019[3,5]	1,200	1,195
Sparebank 1 Boligkreditt AS 1.75% 2020[3,5]	3,950	3,953
Stadshypotek AB 1.875% 2019[3,5]	775	781
Swedbank AB 2.125% 2016[3,5]	525	535
Swedbank AB 2.95% 2016[3,5]	300	307
Swedbank AB 1.375% 2018[3,5]	925	927
Toronto-Dominion Bank 1.625% 2016[3,5]	400	405
Toronto-Dominion Bank 1.50% 2017[3,5]	65,000	65,713
UBS AG 0.75% 2017[3,5]	925	926
UBS AG 2.25% 2017[3,5]	650	668
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043[5]	14,000	14,882
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.891% 2043[4,5]	35,016	36,263
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A, 5.749% 2045[4,5]	3,840	4,025
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-5, 5.50% 2047[5]	10,000	10,759
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.903% 2049[4,5]	31,635	33,866
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A-M, 5.943% 2051[4,5]	17,000	18,441
Wells Fargo Mortgage-backed Securities Trust, Series 2005-AR10, Class II-A-6, 2.614% 2035[4,5]	9,185	9,345
Westpac Banking Corp. 1.375% 2015[3,5]	700	702
Westpac Banking Corp. 2.45% 2016[3,5]	575	590
Westpac Banking Corp. 1.25% 2017[3,5]	800	799
Westpac Banking Corp. 1.85% 2018[3,5]	8,300	8,394
Westpac Banking Corp. 1.375% 2019[3,5]	3,325	3,320
Westpac Banking Corp. 2.00% 2019[3,5]	28,300	28,637
Westpac Banking Corp. 2.00% 2021[3,5]	10,825	10,905
WFLD Mortgage Trust, Series 2014-MONT, Class B, 3.880% 2031[3,4,5]	4,700	4,979
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.880% 2031[3,4,5]	2,650	2,753
WFLD Mortgage Trust, Series 2014-MONT, Class A, 3.88% 2031[3,4,5]	14,000	15,159
		5,613,691
Federal agency bonds & notes 2.23%
CoBank, ACB 0.871% 2022[3,4]	16,135	15,086
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 2026[5]	6,614	6,750
Fannie Mae 0.50% 2015	175,000	175,088
Fannie Mae 0.375% 2016	64,125	64,067
Fannie Mae 0.50% 2016	94,090	94,307
Fannie Mae 0.625% 2016	62,975	63,102
American Balanced Fund — Page 22 of 31

unaudited
Bonds, notes & other debt instruments Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
Fannie Mae 5.00% 2017	$5,820	$6,297
Fannie Mae 2.625% 2024	73,995	76,794
Fannie Mae 6.25% 2029	4,000	5,750
Fannie Mae, Series 2014-M2, Class A-S-Q2, multifamily 0.478% 2015[5]	3,837	3,837
Fannie Mae, Series 2014-M6, Class FA, multifamily 0.4588% 2017[4,5]	11,926	11,942
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[5]	21,843	22,284
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 2023[4,5]	24,642	26,422
Fannie Mae, Series 2014-M2, Class A2, multifamily 3.513% 2023[4,5]	30,325	32,881
Fannie Mae, Series 2014-M9, multifamily 3.103% 2024[4,5]	26,055	27,483
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.476% 2024[4,5]	39,555	42,942
Fannie Mae, Series 2012-M8, multifamily 1.52% 2019[5]	16,312	16,442
Fannie Mae, Series 2012-M14, Class A2, multifamily 2.301% 2022[4,5]	8,570	8,631
Fannie Mae, Series 2012-M5, Class A2, multifamily 2.715% 2022[5]	14,000	14,477
Fannie Mae, Series 2014-M1, multifamily 3.370% 2023[4,5]	24,550	26,213
Federal Farm Credit Banks 0.2265% 2017[4]	31,250	31,266
Federal Farm Credit Banks 0.2306% 2017[4]	23,143	23,146
Federal Home Loan Bank 0.375% 2016	21,230	21,235
Federal Home Loan Bank 0.50% 2016	35,895	35,926
Federal Home Loan Bank 0.625% 2016	10,040	10,054
Federal Home Loan Bank 2.125% 2016	61,140	62,400
Federal Home Loan Bank 1.875% 2020	25,660	26,163
Federal Home Loan Bank 3.375% 2023	16,840	18,361
Federal Home Loan Bank 5.50% 2036	600	839
Freddie Mac 1.75% 2015	22,425	22,567
Freddie Mac 0.50% 2016	114,105	114,271
Freddie Mac 2.50% 2016	83,400	85,461
Freddie Mac 0.75% 2018	200,400	199,550
Freddie Mac 2.375% 2022	27,000	27,916
Freddie Mac, Series K706, Class A2, multifamily 2.323% 2018[5]	1,050	1,083
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019[5]	20,000	20,165
Freddie Mac, Series K013, Class A1, multifamily 2.902% 2020[5]	2,000	2,069
Freddie Mac, Series K714, Class A2, multifamily 3.034% 2020[4,5]	15,500	16,504
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022[5]	16,000	16,210
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[5]	16,555	16,846
Freddie Mac, Series K031, Class A1, multifamily 2.778% 2022[5]	1,066	1,112
Freddie Mac, Series K029, Class A1, multifamily 2.839% 2022[5]	945	989
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[5]	1,075	1,097
Freddie Mac, Series K042, Class A2, multifamily 2.67% 2024[5]	44,660	45,493
Freddie Mac, Series K043, Class A2, multifamily 3.062% 2024[5]	36,400	38,271
Freddie Mac, Series KGRP, Class A, multifamily 0.536% 2020[4,5]	12,890	12,956
Freddie Mac, Series KF02, Class A3, multifamily 0.80% 2020[4,5]	2,416	2,424
Freddie Mac, Series K716, Class A2, multifamily 3.13% 2021[5]	11,960	12,789
Freddie Mac, Series KS01, Class A1, multifamily 1.693% 2022[5]	5,333	5,346
Freddie Mac, Series K025, Class A2, multifamily 2.682% 2022[5]	15,904	16,449
Freddie Mac, Series K027, Class A2, multifamily 2.637% 2023[5]	14,500	14,919
Freddie Mac, Series K034, Class A1, multifamily 2.669% 2023[5]	16,900	17,493
Freddie Mac, Series K036, Class A1, multifamily 2.777% 2023[5]	6,696	6,980
Freddie Mac, Series K036, Class A2, multifamily 3.527% 2023[4,5]	16,500	17,997
Freddie Mac, Series K041, Class A-2, multifamily 3.171% 2024[5]	34,720	36,902
Freddie Mac, Series K040, Class A2, multifamily 3.241% 2024[5]	13,416	14,336
Private Export Funding Corp. 2.80% 2022	3,125	3,242
Private Export Funding Corp. 3.55% 2024	25,897	27,920
Tennessee Valley Authority 1.875% 2022	1,650	1,613
Tennessee Valley Authority, Series A, 3.875% 2021	5,000	5,590
Tennessee Valley Authority, Series B, 3.50% 2042	14,750	15,131
American Balanced Fund — Page 23 of 31

unaudited
Bonds, notes & other debt instruments Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	$5,800	$6,032
United States Agency for International Development, Ukraine, 1.844% 2019	8,665	8,870
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 0% 2016	866	874
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.49% 2029[5]	829	888
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.82% 2032[5]	4,263	4,671
Export-Import Bank of the United States-Guaranteed, VCK Lease SA 2.591% 2026[5]	3,857	3,966
		1,817,177
Asset-backed obligations 1.58%
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 2020[3,5]	16,535	17,100
Aesop Funding LLC, Series 2015-1, Class A, 2.50% 2021[3,5]	55,500	55,580
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[3,5]	18,500	18,665
Ally Auto Receivables Trust, Series 2014-1, Class A3, 0.97% 2018[5]	21,410	21,413
Ally Master Owner Trust, Series 2014-4, Class A1, 0.554% 2019[4,5]	10,000	9,986
Ally Master Owner Trust, Series 2014-1, Class A1, 0.624% 2019[4,5]	6,985	6,998
Ally Master Owner Trust, Series 2014-1, Class A2, 1.29% 2019[5]	7,675	7,712
Ally Master Owner Trust, Series 2014-5, Class A2, 1.60% 2019[5]	11,800	11,859
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 2020[5]	28,610	28,752
AmeriCredit Automobile Receivables Trust, Series 2012-1, Class C-2, 2.67% 2015[5]	3,600	3,632
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class A-3, 1.15% 2017[5]	6,300	6,284
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-2-A, 0.72% 2018[5]	14,450	14,450
AmeriCredit Automobile Receivables Trust, Series 2012-4, Class C, 1.93% 2018[5]	710	715
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A-3, 1.26% 2019[5]	11,125	11,122
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-3, 1.27% 2019[5]	12,300	12,319
Appalachian Consumer Rate Relief Funding LLC, Series 2013-1, Class A-2, 3.77% 2031[5]	1,310	1,444
ARI Fleet Lease Trust, Series 2014-A, Class A-2, 0.81% 2022[3,5]	2,418	2,414
BA Credit Card Trust, Series 2014-A1, Class A, 0.534% 2021[4,5]	11,535	11,538
Bank of the West Auto Trust, Series 2014-1, Class A-2, 0.69% 2017[3,5]	14,000	14,002
Bank of the West Auto Trust, Series 2014-1, Class A-3, 1.09% 2019[3,5]	5,580	5,586
California Republic Auto Receivables Trust, Series 2015-1, Class A-3, 1.33% 2019[5]	3,330	3,345
Capital One Multi-asset Execution Trust, Series 2014-A5, Class A, 1.48% 2020[5]	15,110	15,216
Carlyle Global Market Strategies Commodities Fund, Series 2014-1A, Class A, 2.153% 2021[2,3,4,5]	12,145	12,143
CarMaxAuto Owner Trust, Series 2014-1, Class A-2, 0.47% 2017[5]	4,495	4,496
CarMaxAuto Owner Trust, Series 2014-1, Class A-3, 0.79% 2018[5]	16,285	16,278
CarMaxAuto Owner Trust, Series 2014-3, Class A-3, 1.16% 2019[5]	8,475	8,490
CarMaxAuto Owner Trust, Series 2014-4, Class A-3, 1.25% 2019[5]	12,600	12,629
Chase Issuance Trust, Series 2014-A7, Class A, 1.38% 2019[5]	22,000	22,081
Chesapeake Funding LLC, Series 2014-1-A, Class A, 0.591% 2026[3,4,5]	17,095	17,099
Chrysler Capital Auto Receivables Trust, Series 2014-A-A, Class A-3, 0.83% 2018[3,5]	6,225	6,226
Chrysler Capital Auto Receivables Trust, Series 2014-A-A, Class A-4, 1.31% 2019[3,5]	4,150	4,164
Citibank Credit Card Issuance Trust, Series 2014-A-2, Class A-2, 1.02% 2019[5]	16,380	16,388
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.15% 2019[5]	22,725	23,092
Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.82% 2021[3,5]	6,333	6,336
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[3,5]	47,140	48,493
CPS Auto Receivables Trust, Series 2015-A, Class A, 1.53% 2019[3,5]	3,600	3,601
CPS Auto Receivables Trust, Series 2015-A, Class B, 2.79% 2021[3,5]	1,250	1,252
CPS Auto Receivables Trust, Series 2015-A, Class C, 4.00% 2021[3,5]	960	962
CWABS, Inc., Series 2004-BC1, Class M-1, 0.905% 2034[4,5]	2,526	2,427
Dell Equipment Finance Trust, Series 2014-1, Class A2, 0.64% 2016[3,5]	10,000	10,004
Discover Card Execution Note Trust, Series 2015-A-1, Class A-1, 0.525% 2020[4,5]	5,320	5,327
Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.12% 2021[5]	20,680	20,997
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 2021[3,5]	9,500	9,498
American Balanced Fund — Page 24 of 31

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 0.87% 2019[3,5]	$10,454	$10,456
Enterprise Fleet Financing LLC, Series 2014-1, Class A3, 1.38% 2019[3,5]	5,000	5,020
Enterprise Fleet Financing LLC, Series 2014-2, Class A2, 1.05% 2020[3,5]	26,765	26,749
Enterprise Fleet Financing LLC, Series 2015-1, Class A2, 1.30% 2020[3,5]	19,000	19,032
Fifth Third Auto Trust, Series 2014-1, Class A3, 0.68% 2018[5]	9,300	9,303
Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96% 2019[5]	7,555	7,557
Ford Credit Auto Lease Trust, Series 2014-B, Class A3, 0.89% 2017[5]	18,720	18,722
Ford Credit Auto Owner Trust, Series 2014-A-A3, 0.79% 2018[5]	11,225	11,228
Ford Credit Auto Owner Trust, Series 2014-B-A3, 0.90% 2018[5]	24,780	24,780
Ford Credit Auto Owner Trust, Series 2014-1-A, 2.26% 2025[3,5]	4,250	4,333
Ford Credit Auto Owner Trust, Series 2015-1 Class A, 2.12% 2026[3,5]	19,800	19,916
Ford Credit Auto Owner Trust, Series 2014-2-A, 2.31% 2026[3,5]	39,900	40,519
Ford Credit Floorplan Master Owner Trust, Series 2015-1, Class A-1, 1.42% 2020[5]	18,860	18,869
Ford Credit Floorplan Master Owner Trust, Series 2015-2, Class A-1, 1.98% 2022[5]	14,390	14,404
Great American Leasing Receivables, Series 2015-1, Class A-4, 2.02% 2021[3,5]	1,100	1,109
Henderson Receivables LLC, Series 2015-1A, Class A, 3.26% 2072[3,5]	7,500	7,536
Henderson Receivables LLC, Series 2014-2A, Class A, 3.61% 2073[3,5]	7,410	7,796
Henderson Receivables LLC, Series 2014-3A, Class A, 3.50% 2077[3,5]	2,983	3,135
Hertz Fleet Lease Funding LP, Series 2014-1-A, 0.572% 2028[3,4,5]	19,135	19,137
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[3,5]	16,000	16,026
Hilton Grand Vacation Trust, Series 2014-AA, Class A, 1.77% 2026[3,5]	4,615	4,590
Honda Auto Receivables Owner Trust, Series 2014-1, Class A-3, 0.67% 2017[5]	33,265	33,231
Honda Auto Receivables Owner Trust, Series 2015-1, Class A-2, 0.70% 2017[5]	8,705	8,706
Honda Auto Receivables Owner Trust, Series 2014-3, Class A-3, 0.88% 2017[5]	13,315	13,316
Honda Auto Receivables Owner Trust, Series 2014-4, Class A-3, 0.99% 2018[5]	11,560	11,557
Honda Auto Receivables Owner Trust, Series 2014-1, Class A-4, 1.04% 2020[5]	30,000	29,986
Hyundai Auto Receivables Trust, Series 2014-A, Class A2, 0.46% 2017[5]	4,973	4,975
Hyundai Auto Receivables Trust, Series 2015-A, Class A-2, 0.68% 2017[5]	20,000	20,005
Hyundai Auto Receivables Trust, Series 2013-B, Class A4, 1.01% 2019[5]	10,500	10,516
Mercedes-Benz Auto Receivables Trust, Series 2014-1, Class A3, 0.87% 2018[5]	12,750	12,740
Mississippi Higher Education Assistance Corp., Series 2014-1, Class A1, 0.835% 2035[4,5]	5,344	5,361
Navient Student Loan Trust, Series 2015-A, Class A-1, 0.675% 2021[3,4,5]	5,992	5,994
Navient Student Loan Trust, Series 2014-AA, Class A-1, 0.641% 2022[3,4,5]	4,485	4,487
Onemain Financial Issuance Trust, Series 2015-1-A, Class A, 3.19% 2026[3,5]	9,000	9,027
RAMP Trust, Series 2003-RZ4, Class A-7, 4.79% 2033[4,5]	525	549
RAMP Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033[5]	1,142	1,174
Residential Asset Securities Corp. Trust, Series 2003-KS8, Class A-I-6, 4.83% 2033[5]	745	762
Santander Drive Auto Receivables Trust, Series 2012-2, Class C, 3.20% 2015[5]	1,353	1,364
Santander Drive Auto Receivables Trust, Series 2012-6, Class C, 1.94% 2018[5]	28,535	28,711
Santander Drive Auto Receivables Trust, Series 2012-4, Class C, 2.94% 2016[5]	3,690	3,742
Santander Drive Auto Receivables Trust, Series 2013-2, Class C, 1.95% 2017[5]	9,489	9,546
Santander Drive Auto Receivables Trust, Series 2011-1, Class D, 4.01% 2017[5]	3,186	3,214
Santander Drive Auto Receivables Trust, Series 2014-5, Class A-2, 0.72% 2018[5]	10,000	9,995
Santander Drive Auto Receivables Trust, Series 2014-3, Class A3, 0.81% 2018[5]	15,000	14,990
Santander Drive Auto Receivables Trust, Series 2014-4, Class A3, 1.08% 2018[5]	12,975	12,977
Santander Drive Auto Receivables Trust, Series 2013-3, Class B, 1.19% 2018[5]	14,675	14,682
Santander Drive Auto Receivables Trust, Series 2014-1, Class B, 1.59% 2018[5]	8,155	8,184
Santander Drive Auto Receivables Trust, Series 2012-3, Class C, 3.01% 2018[5]	1,230	1,242
Santander Drive Auto Receivables Trust, Series 2014-5, Class A-3, 1.15% 2019[5]	15,175	15,178
Santander Drive Auto Receivables Trust, Series 2013-3, Class C, 1.81% 2019[5]	9,425	9,443
Santander Drive Auto Receivables Trust, Series 2014-4, Class B, 1.82% 2019[5]	7,255	7,269
Santander Drive Auto Receivables Trust, Series 2014-2, Class C, 2.33% 2019[5]	5,000	5,024
Santander Drive Auto Receivables Trust, Series 2013-A, Class C, 3.12% 2019[3,5]	1,040	1,066
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 2020[5]	11,496	11,593
Santander Drive Auto Receivables Trust, Series 2013-4, Class C, 3.25% 2020[5]	1,275	1,318
American Balanced Fund — Page 25 of 31

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
SLM Private Credit Student Loan Trust, Series 2014-A, Class A-1, 0.755% 2022[3,4,5]	$3,654	$3,659
South Carolina Student Loan Corp., Series 2014-1, Class A1, 0.9219% 2030[4,5]	4,550	4,588
South Carolina Student Loan Corp., Series 2014-1, Class A2, 1.1719% 2033[4,5]	7,000	7,033
South Carolina Student Loan Corp., Series 2014-1, Class B, 1.6719% 2035[4,5]	3,350	3,178
SpringCastle America Funding LLC, Series 2014-AA, Class A, 2.70% 2023[3,5]	7,074	7,100
Springleaf Funding Trust, Series 2015-A, Class A, 3.16% 2024[3,5]	7,800	7,831
Toyota Auto Receivables Owner Trust, Series 2014-B, Class A3, 0.76% 2018[5]	4,850	4,848
Trade Maps Ltd., 2013-1-A-A, 0.872% 2018[3,4,5]	11,320	11,318
Trade Maps Ltd., 2013-1-A-B, 1.422% 2018[3,4,5]	2,220	2,222
USAA Auto Owner Trust, Series 2014-1, Class A-3, 0.58% 2017[5]	7,500	7,498
Utility Debt Securitization Auth., Series 2013-T, 2.042% 2021[5]	3,510	3,544
Utility Debt Securitization Auth., Series 2013-T, 3.435% 2025[5]	2,625	2,803
Volkswagen Auto Lease Trust, Series 2014-A, Class A-3, 0.80% 2017[5]	2,815	2,814
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A-3 0.95% 2019[5]	37,000	36,948
Westlake Automobile Receivables Trust, Series 2015-1-A, Class A-2, 1.17% 2018[3,5]	5,645	5,646
World Financial Network Credit Card Master Note Trust, Series 2014-A, Class A, 0.534% 2019[4,5]	8,225	8,227
World Omni Auto Receivables Trust, Series 2014-B, Class A-3, 1.14% 2020[5]	8,990	8,991
		1,282,504
Bonds & notes of governments & government agencies outside the U.S. 0.30%
Caisse d’Amortissement de la Dette Sociale 1.125% 2017[3]	9,205	9,270
Caisse d’Amortissement de la Dette Sociale 3.375% 2024[3]	10,000	10,892
Colombia (Republic of) Global 5.625% 2044	16,700	18,746
Europe Government Agency-Guaranteed, Dexia Credit Local 1.25% 2016[3]	2,300	2,315
FMS Wertmanagement 1.625% 2018	5,000	5,073
Instituto de Credito Oficial 1.125% 2016[3]	9,000	9,016
Inter-American Development Bank 4.375% 2044	6,500	8,408
International Bank for Reconstruction and Development 8.25% 2016	1,050	1,160
Israeli Government 3.15% 2023	35,000	36,603
Japan Finance Organization for Municipalities 2.125% 2019[3]	10,000	10,170
Landwirtschaftliche Rentenbank 1.75% 2019	8,880	9,036
Province of Manitoba 3.05% 2024	7,450	7,877
Spanish Government 4.00% 2018[3]	81,950	87,785
Swedish Export Credit Corp. 2.875% 2023[3]	3,000	2,994
United Mexican States Government Global 3.60% 2025	10,000	10,312
United Mexican States Government Global 5.55% 2045	13,000	15,275
		244,932
Municipals 0.15%
State of California, Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2011-A-2, 0.30% 2038 (put 2017)[4]	2,400	2,400
State of California, Los Angeles Community College Dist. (County of Los Angeles), G.O. Build America Bonds, 2008 Election, Series 2010-E, 6.60% 2042	15,000	21,755
State of Connecticut, Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2013-B-2, 4.00% 2032	1,925	2,081
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	15,000	15,445
State of Illinois, Housing Dev. Auth., Housing Rev. Bonds, Series 2013-A, 2.45% 2043	1,276	1,224
State of Maine, Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2014-A-1, AMT, 3.25% 2043	935	979
State of Maryland, Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	4,245	4,443
State of Massachusetts, Housing Fin. Agcy., Single-family Housing Rev. Bonds, Series 167, 4.00% 2043	685	740
State of Michigan, City of Detroit, Sewage Disposal System Rev. Ref. Bonds, Series 2006-D, Assured Guaranty Municipal insured, 0.771% 2032[4]	5,000	4,457
State of Michigan, Fin. Auth., Student Loan Rev. Ref. Bonds, Series 2015-B-1, 0.926% 2030[4]	12,000	12,000
State of Minnesota, Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 2031	375	382
American Balanced Fund — Page 26 of 31

unaudited
Bonds, notes & other debt instruments Municipals (continued)	Principal amount (000)	Value (000)
State of Minnesota, Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	$10,000	$10,844
State of Nebraska, Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	395	408
State of Nebraska, Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	530	552
State of New Jersey, Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	15,250	15,216
Puerto Rico, Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D, Assured Guaranty Municipal insured, 5.00% 2032	2,970	2,970
Puerto Rico, Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured, 5.25% 2034	1,140	1,194
Puerto Rico, Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured, 5.25% 2036	2,700	2,807
State of South Carolina, Housing Fin. Auth., Mortgage Rev. Ref. Bonds, AMT, 4.0% 2041	4,490	4,878
State of South Dakota, Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-E, AMT, 4.00% 2044	820	863
State of South Dakota, Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034	1,635	1,725
State of Tennessee, Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	965	1,037
State of Washington, Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2012-E, 2.197% 2019	14,500	14,764
		123,164
Miscellaneous 0.04%
Other bonds, notes & other debt instruments in initial period of acquisition		32,361
Total bonds, notes & other debt instruments (cost: $23,004,547,000)		23,769,615
Short-term securities 7.09%
Abbott Laboratories 0.12%–0.13% due 4/6/2015–6/2/2015[3]	61,400	61,394
Apple Inc. 0.09% due 5/19/2015[3]	40,000	39,992
CAFCO, LLC 0.22% due 5/1/2015	7,900	7,899
Caterpillar Inc. 0.13% due 6/17/2015	63,500	63,478
Chariot Funding, LLC 0.25%–0.27% due 5/21/2015–8/26/2015[3]	120,600	120,515
Chevron Corp. 0.12%–0.15% due 4/10/2015–6/12/2015[3]	150,000	149,974
Coca-Cola Co. 0.15%–0.22% due 4/23/2015–7/16/2015[3]	180,400	180,369
Emerson Electric Co. 0.12% due 5/1/2015[3]	45,000	44,997
ExxonMobil Corp. 0.09%–0.12% due 5/13/2015–5/21/2015	84,500	84,483
Fannie Mae 0.06%–0.24% due 4/1/2015–1/19/2016	1,757,044	1,756,532
Federal Farm Credit Banks 0.12%–0.15% due 4/2/2015–7/29/2015	150,000	149,976
Federal Home Loan Bank 0.06%–0.20% due 4/15/2015–11/30/2015	1,455,929	1,455,792
Freddie Mac 0.07%–0.22% due 4/15/2015–1/5/2016	938,344	937,834
General Electric Capital Corp. 0.19%–0.20% due 5/5/2015–5/13/2015	120,000	119,987
General Electric Co. 0.08%–0.24% due 4/1/2015–7/14/2015	68,300	68,275
Jupiter Securitization Co., LLC 0.21% due 5/5/2015[3]	25,000	24,996
Paccar Financial Corp. 0.10% due 4/8/2015	42,600	42,599
Pfizer Inc 0.10%–0.15% due 5/7/2015–7/9/2015[3]	135,000	134,968
Precision Castparts Corp. 0.12%–0.13% due 6/3/2015–7/27/2015[3]	53,900	53,868
Private Export Funding Corp. 0.22% due 8/27/2015[3]	50,000	49,942
Procter & Gamble Co. 0.11% due 5/12/2015[3]	50,000	49,997
Regents of the University of California 0.16% due 6/3/2015	42,620	42,610
American Balanced Fund — Page 27 of 31

unaudited
Short-term securities	Principal amount (000)	Value (000)
U.S. Treasury Bills 0.11%–0.14% due 7/2/2015–10/1/2015	$78,040	$78,007
Walt Disney Co. 0.09% due 5/15/2015[3]	50,000	49,994
Total short-term securities (cost: $5,768,047,000)		5,768,478
Total investment securities 101.83% (cost: $62,222,436,000)		82,830,593
Other assets less liabilities (1.83)%		(1,485,497)
Net assets 100.00%		$81,345,096
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $1,798,564,000, which represented 2.21% of the net assets of the fund. This amount includes $1,778,773,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,686,404,000, which represented 4.53% of the net assets of the fund.
[4]	Coupon rate may change periodically.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Purchased on a TBA basis.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
American Balanced Fund — Page 28 of 31

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
American Balanced Fund — Page 29 of 31

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2015 (dollars in thousands):
	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$9,354,833	$—	$—	$9,354,833
Consumer discretionary	7,967,946	—	—	7,967,946
Information technology	6,761,062	149,825	—	6,910,887
Industrials	6,595,858	29,972	—	6,625,830
Consumer staples	5,726,053	463,567	—	6,189,620
Health care	5,167,196	606,634	—	5,773,830
Energy	3,465,747	69,652	—	3,535,399
Materials	2,500,727	—	—	2,500,727
Utilities	304,792	—	—	304,792
Telecommunication services	165,059	—	—	165,059
Miscellaneous	3,499,265	459,123	—	3,958,388
Preferred securities	—	5,189	—	5,189
Bonds, notes & other debt instruments:
Corporate bonds & notes	—	8,295,431	—	8,295,431
U.S. Treasury bonds & notes	—	6,360,355	—	6,360,355
Mortgage-backed obligations	—	5,613,691	—	5,613,691
Federal agency bonds & notes	—	1,817,177	—	1,817,177
Asset-backed obligations	—	1,282,504	—	1,282,504
Bonds & notes of governments & government agencies outside the U.S.	—	244,932	—	244,932
Municipals	—	123,164	—	123,164
Miscellaneous	—	32,361	—	32,361
Short-term securities	—	5,768,478	—	5,768,478
Total	$51,508,538	$31,322,055	$—	$82,830,593
*	Securities with a value of $1,778,773,000, which represented 2.19% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$21,020,596
Gross unrealized depreciation on investment securities	(535,297)
Net unrealized appreciation on investment securities	20,485,299
Cost of investment securities	62,345,294

American Balanced Fund — Page 30 of 31

unaudited
Key to abbreviations
ADR = American Depositary Receipts
Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fin. = Finance
G.O. = General Obligation
Ref. = Refunding
Rev. = Revenue
TBA = To be announced
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-011-0515O-S42183	American Balanced Fund — Page 31 of 31

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in our internal control over financial reporting during the quarter ended March 31, 2015, which were identified in connection with management's evaluation required by paragraph (d) of Rule 13a-15 and 15d-15 under the Exchange Act, that have materially affected, or are reasonably likely to materially affect, our internal control over financial reporting, other than as provided below.

Effective November 10, 2014, the American Balanced Fund’s investment adviser implemented a new accounting system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the American Balanced Fund’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BALANCED FUND

By /s/ Gregory D. Johnson
Gregory D. Johnson, Vice Chairman, President and Principal Executive Officer

Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gregory D. Johnson
Gregory D. Johnson, Vice Chairman, President and Principal Executive Officer

Date: May 29, 2015

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: May 29, 2015